UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

SBL fund

(Exact name of registrant as specified in charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MD 20850

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

SBL fund

805 KING FARM BOULEVARD,

SUITE 600, ROCKVILLE, MD 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: March, 28 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Series A (StylePlus – Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 91.9%
Information Technology - 18.6%
Apple, Inc.	15,295	$6,770,026
Google, Inc. — Class A*	5,235	4,156,747
International Business Machines Corp.	17,250	3,679,425
eBay, Inc.*	63,500	3,442,970
QUALCOMM, Inc.	49,650	3,324,068
Computer Sciences Corp.	61,420	3,023,707
Oracle Corp.	89,550	2,896,047
TE Connectivity Ltd.	59,160	2,480,578
Cisco Systems, Inc.	102,700	2,147,457
Cognizant Technology Solutions Corp. — Class A*	28,000	2,145,080
Juniper Networks, Inc.*	102,950	1,908,693
Hewlett-Packard Co.	74,214	1,769,262
NetApp, Inc.*	22,270	760,743
Euronet Worldwide, Inc.*	27,412	722,032
Mercury Systems, Inc.*	23,080	170,100
Total Information Technology		39,396,935
Consumer Discretionary - 14.7%
TJX Companies, Inc.	75,650	3,536,638
Walt Disney Co.	61,842	3,512,625
Starbucks Corp.	60,450	3,443,232
Priceline.com, Inc.*	4,800	3,302,064
Home Depot, Inc.	43,850	3,059,852
Wynn Resorts Ltd.	22,550	2,822,358
Comcast Corp. — Class A	67,150	2,820,972
Time Warner, Inc.	47,450	2,734,069
BorgWarner, Inc.*	33,350	2,579,289
Lowe's Companies, Inc.	50,390	1,910,789
DeVry, Inc.	27,900	885,825
Harman International Industries, Inc.	14,439	644,413
Total Consumer Discretionary		31,252,126
Financials - 12.6%
JPMorgan Chase & Co.	101,836	4,833,137
Wells Fargo & Co.	109,404	4,046,853
Aon plc	46,660	2,869,590
American International Group, Inc.*	67,730	2,629,279
Allstate Corp.	48,400	2,374,988
Berkshire Hathaway, Inc. — Class A*	15	2,344,200
U.S. Bancorp	55,658	1,888,476
BB&T Corp.	49,017	1,538,644
State Street Corp.	25,790	1,523,931
Reinsurance Group of America, Inc. — Class A	21,300	1,270,971
CME Group, Inc. — Class A	12,390	760,622
Citigroup, Inc.	12,280	543,267
Total Financials		26,623,958
Industrials - 12.0%
United Technologies Corp.	60,750	5,675,872
Boeing Co.	36,480	3,131,808
URS Corp.	62,160	2,947,006
Cummins, Inc.	23,750	2,750,488
Emerson Electric Co.	48,500	2,709,695
Republic Services, Inc. — Class A	73,900	2,438,700
Parker Hannifin Corp.	21,624	1,980,326
Equifax, Inc.	34,180	1,968,426
Quanta Services, Inc.*	67,890	1,940,296
Total Industrials		25,542,617
Energy - 11.0%
Chevron Corp.	33,800	4,016,116
Schlumberger Ltd.	38,500	2,883,265
McDermott International, Inc.*	214,160	2,353,618
EOG Resources, Inc.	17,700	2,266,839
Apache Corp.	26,305	2,029,694
Halliburton Co.	46,300	1,870,983
Exxon Mobil Corp.	16,530	1,489,518
Whiting Petroleum Corp.*	26,051	1,324,433
ConocoPhillips	19,000	1,141,900
Phillips 66	15,030	1,051,649
Williams Companies, Inc.	26,780	1,003,179
Marathon Oil Corp.	29,400	991,368
Chesapeake Energy Corp.	42,300	863,343
Total Energy		23,285,905
Consumer Staples - 10.0%
Coca-Cola Co.	96,500	3,902,460
Procter & Gamble Co.	50,000	3,853,000
Estee Lauder Companies, Inc. — Class A	51,750	3,313,553
CVS Caremark Corp.	53,050	2,917,219
Walgreen Co.	53,900	2,569,952
Wal-Mart Stores, Inc.	29,780	2,228,437
Mondelez International, Inc. — Class A	51,200	1,567,232
Kraft Foods Group, Inc.	17,066	879,411
Total Consumer Staples		21,231,264
Health Care - 8.2%
Covidien plc	61,940	4,202,010
Aetna, Inc.	77,230	3,947,998
Gilead Sciences, Inc.*	60,826	2,976,216
Abbott Laboratories	67,350	2,378,801
Forest Laboratories, Inc.*	41,400	1,574,856
UnitedHealth Group, Inc.	24,200	1,384,482
Teva Pharmaceutical Industries Ltd. ADR	24,850	986,048
Total Health Care		17,450,411
Materials - 3.0%
Praxair, Inc.	24,600	2,743,884
Dow Chemical Co.	76,950	2,450,088
Coeur d'Alene Mines Corp.*	60,300	1,137,258
Total Materials		6,331,230
Utilities - 1.5%
Edison International	61,590	3,099,209

Telecommunication Services - 0.3%
Windstream Corp.	89,400	710,730

Total Common Stocks
(Cost $163,106,739)		194,924,385
EXCHANGE TRADED FUNDS† - 3.9%
Health Care Select Sector SPDR Fund	95,750	4,399,712

Series A (StylePlus – Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 3.9% (continued)
Financial Select Sector SPDR Fund	213,250	$3,879,018
Total Exchange Traded Funds
(Cost $7,173,932)		8,278,730
Total Investments - 95.8%
(Cost $170,280,671)		$203,203,115
Other Assets & Liabilities, net - 4.2%		8,801,691
Total Net Assets - 100.0%		$212,004,806

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 97.5%
Financials - 24.1%
Wells Fargo & Co.	272,825	$10,091,796
Aon plc	124,080	7,630,920
American International Group, Inc.*	179,839	6,981,350
JPMorgan Chase & Co.	135,369	6,424,613
Berkshire Hathaway, Inc. — Class A*	41	6,407,479
Allstate Corp.	127,050	6,234,344
U.S. Bancorp	148,526	5,039,487
State Street Corp.	68,620	4,054,756
BB&T Corp.	128,263	4,026,176
Reinsurance Group of America, Inc. — Class A	56,330	3,361,211
CME Group, Inc. — Class A	33,340	2,046,743
Citigroup, Inc.	32,730	1,447,975
Total Financials		63,746,850
Energy - 17.8%
Chevron Corp.	88,400	10,503,688
McDermott International, Inc.*	570,019	6,264,509
Apache Corp.	70,112	5,409,841
Halliburton Co.	120,900	4,885,569
Exxon Mobil Corp.	43,470	3,917,082
Whiting Petroleum Corp.*	69,025	3,509,231
Phillips 66	40,070	2,803,698
Williams Companies, Inc.	70,880	2,655,165
Marathon Oil Corp.	77,690	2,619,707
ConocoPhillips	41,200	2,476,120
Chesapeake Energy Corp.	111,800	2,281,838
Total Energy		47,326,448
Industrials - 13.4%
URS Corp.	163,270	7,740,631
Republic Services, Inc. — Class A	191,700	6,326,100
United Technologies Corp.	63,900	5,970,177
Parker Hannifin Corp.	57,256	5,243,504
Equifax, Inc.	91,020	5,241,842
Quanta Services, Inc.*	180,890	5,169,836
Total Industrials		35,692,090
Information Technology - 11.0%
Computer Sciences Corp.	163,380	8,043,198
TE Connectivity Ltd.	157,730	6,613,619
Cisco Systems, Inc.	267,800	5,599,698
Hewlett-Packard Co.	196,051	4,673,856
NetApp, Inc.*	58,490	1,998,018
Euronet Worldwide, Inc.*	72,935	1,921,108
Mercury Systems, Inc.*	60,620	446,769
Total Information Technology		29,296,266
Health Care - 10.0%
Aetna, Inc.	205,420	10,501,070
Covidien plc	83,370	5,655,821
Forest Laboratories, Inc.*	107,800	4,100,712
UnitedHealth Group, Inc.	63,300	3,621,393
Teva Pharmaceutical Industries Ltd. ADR	65,320	2,591,898
Total Health Care		26,470,894
Consumer Staples - 7.6%
CVS Caremark Corp.	139,120	7,650,209
Wal-Mart Stores, Inc.	79,090	5,918,305
Mondelez International, Inc. — Class A	136,300	4,172,143
Kraft Foods Group, Inc.	45,433	2,341,162
Total Consumer Staples		20,081,819
Consumer Discretionary - 6.2%
Time Warner, Inc.	126,473	7,287,374
Lowe's Companies, Inc.	134,480	5,099,482
DeVry, Inc.	73,500	2,333,625
Harman International Industries, Inc.	38,205	1,705,089
Total Consumer Discretionary		16,425,570
Materials - 3.6%
Dow Chemical Co.	205,350	6,538,344
Coeur d'Alene Mines Corp.*	160,400	3,025,144
Total Materials		9,563,488
Utilities - 3.1%
Edison International	164,640	8,284,685
Telecommunication Services - 0.7%
Windstream Corp.	232,532	1,848,629
Total Common Stocks
(Cost $194,792,939)		258,736,739
EXCHANGE TRADED FUNDS† - 1.0%
iShares Russell 1000 Value Index Fund	33,570	2,724,877
Total Exchange Traded Funds
(Cost $2,326,774)		2,724,877

	Face Amount
REPURCHASE AGREEMENT††,1 - 2.7%
UMB Financial Corp. issued 03/28/13 at 0.02% due 04/01/13	$7,145,000	7,145,000
Total Repurchase Agreement
(Cost $7,145,000)		7,145,000
Total Investments - 101.2%
(Cost $204,264,713)		$268,606,616
Other Assets & Liabilities, net - (1.2)%		(3,058,853)
Total Net Assets - 100.0%		$265,547,763

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt

Other Information (unaudited)

plc	Public Limited Company

Series C (Money Market Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 5.5%
Federal Home Loan Bank[1]
0.14% due 07/05/13	$4,000,000	$3,999,368
Total Federal Agency Discount Notes
(Cost $3,998,575)		3,999,368
ASSET BACKED SECURITIES†† - 0.2%
Small Business Administration Pools
#503303, 0.75% due 04/01/13[2,3]	88,977	89,253
#503295, 0.75% due 04/01/13[2,3]	48,921	49,072
#502353, 1.00% due 04/01/13[2,3]	19,976	20,089
Total Asset Backed Securities
(Cost $157,902)		158,414
COMMERCIAL PAPER†† - 61.0%
Sheffield Receivables Corp.
0.16% due 05/13/13[4]	3,700,000	3,699,145
American Honda Finance Corp.
0.15% due 06/19/13	2,600,000	2,598,815
0.15% due 07/12/13	1,100,000	1,099,335
Total American Honda Finance Corp.		3,698,150
Societe Generale North America, Inc.
0.35% due 05/23/13	3,000,000	2,998,857
0.50% due 10/09/13	500,000	498,795
0.43% due 09/16/13	200,000	199,616
Total Societe Generale North America, Inc.		3,697,268
Toyota Motor Credit Corp.
0.20% due 09/11/13	3,000,000	2,996,720
0.22% due 09/04/13	400,000	399,585
0.23% due 08/14/13	205,000	204,824
Total Toyota Motor Credit Corp.		3,601,129
Abbott Laboratories
0.13% due 05/21/13[4]	2,000,000	1,999,790
0.13% due 06/03/13[4]	1,600,000	1,599,792
Total Abbott Laboratories		3,599,582
ING US Funding LLC
0.29% due 05/01/13	1,800,000	1,799,599
0.60% due 05/02/13	1,000,000	999,820
0.55% due 05/01/13	800,000	799,822
Total ING US Funding LLC		3,599,241
Prudential plc
0.35% due 05/02/13[4]	1,100,000	1,099,794
0.22% due 05/02/13[4]	1,100,000	1,099,793
0.20% due 05/02/13[4]	500,000	499,906
0.80% due 05/02/13[4]	500,000	499,906
0.22% due 06/04/13[4]	400,000	399,828
Total Prudential plc		3,599,227
Jupiter Securitization Company LLC
0.18% due 06/06/13[4]	3,600,000	3,598,763
Nestle Capital Corp.
0.24% due 05/20/13[4]	2,000,000	1,999,794
0.23% due 05/20/13[4]	1,500,000	1,499,845
Total Nestle Capital Corp.		3,499,639
General RE Corp.
0.12% due 05/07/13	2,000,000	1,999,628
0.15% due 05/07/13	1,500,000	1,499,722
Total General RE Corp.		3,499,350
General Electric Capital Corp.
0.20% due 07/29/13	2,000,000	1,998,688
0.20% due 07/15/13	1,500,000	1,499,219
Total General Electric Capital Corp.		3,497,907
UBS Finance Delaware LLC
0.38% due 09/10/13	3,000,000	2,995,707
0.25% due 05/24/13	500,000	499,829
Total UBS Finance Delaware LLC		3,495,536
Coca-Cola Co.
0.16% due 08/02/13[4]	1,500,000	1,499,434
BNP Paribas Finance, Inc.
0.50% due 05/24/13	250,000	249,918
Total Commercial Paper
(Cost $44,832,005)		44,834,289
REPURCHASE AGREEMENT††,5 - 34.2%
UMB Financial Corp. issued 03/28/13 at 0.02% due 04/01/13	25,055,000	25,055,000
Total Repurchase Agreement
(Cost $25,055,000)		25,055,000
Total Investments - 100.9%
(Cost $74,043,482)		$74,047,071
Other Assets & Liabilities, net - (0.9)%		(695,284)
Total Net Assets - 100.0%		$73,351,787

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at March 28, 2013.
[3]	Maturity date indicated is next interest reset date.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $19,495,790 (cost $19,494,326), or 26.6% of total net assets.
[5]	Repurchase Agreement — See Note 3.

plc	Public Limited Company

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 95.5%
Financials - 21.9%
Japan Prime Realty Investment Corp.	68	$262,593
Tokyu Land Corp.	27,000	252,992
Nippon Building Fund, Inc.	18	251,652
Japan Real Estate Investment Corp.	18	248,784
Japan Retail Fund Investment Corp.	100	247,529
Aeon Mall Company Ltd.	8,000	243,407
Nomura Real Estate Holdings, Inc.	10,910	243,398
NTT Urban Development Corp.	201	240,867
Japan Exchange Group, Inc.	2,600	240,858
AEON Financial Service Company Ltd.	8,310	235,007
Shizuoka Bank Ltd.	20,850	234,571
Seven Bank Ltd.	72,500	232,604
Sumitomo Mitsui Trust Holdings, Inc.	48,990	231,601
Iyo Bank Ltd.	25,000	231,329
Acom Company Ltd.*	8,000	228,025
Nomura Real Estate Office Fund, Inc. — Class A	31	227,898
Mitsubishi UFJ Lease & Finance Company Ltd.	43,600	227,426
Credit Saison Company Ltd.	9,110	226,855
Hiroshima Bank Ltd.	47,000	226,687
United Overseas Bank Ltd.	13,710	225,242
Nishi-Nippon City Bank Ltd.	73,000	224,902
Bank of Kyoto Ltd.	23,000	224,551
DBS Group Holdings Ltd.	17,280	222,880
Hulic Company Ltd.	27,031	221,693
Prudential plc	13,680	221,399
Hachijuni Bank Ltd.	37,000	220,514
Resona Holdings, Inc.	41,920	220,444
Bank of Yokohama Ltd.	38,000	219,611
SBI Holdings, Inc.	24,786	218,552
Daiwa Securities Group, Inc.	31,000	218,019
Legal & General Group plc	82,701	216,916
Joyo Bank Ltd.	39,000	216,690
ORIX Corp.*	17,000	215,999
Daiwa House Industry Company Ltd.	11,000	214,437
Gunma Bank Ltd.	36,000	214,172
Standard Life plc	38,178	211,878
Partners Group Holding AG	857	211,510
AIA Group Ltd.	48,200	211,116
QBE Insurance Group Ltd.	14,986	210,819
Fukuoka Financial Group, Inc.	42,000	209,710
Admiral Group plc	10,347	209,283
Suncorp Group Ltd.	16,968	208,842
City Developments Ltd.	22,850	208,700
Schroders plc	6,512	208,507
Chiba Bank Ltd.	29,000	208,265
Investment AB Kinnevik — Class B	8,589	208,100
Resolution Ltd.	50,246	208,070
Muenchener Rueckversicherungs AG	1,112	207,987
Bendigo and Adelaide Bank Ltd.	19,439	207,881
First Pacific Company Ltd.	153,250	207,687
UOL Group Ltd.	36,850	207,348
Baloise Holding AG	2,213	207,235
Wharf Holdings Ltd.	23,210	206,907
Mitsubishi UFJ Financial Group, Inc.	34,520	206,834
Commonwealth Bank of Australia	2,919	206,718
Sampo — Class A	5,352	205,833
Nomura Holdings, Inc.	33,400	205,800
Gecina S.A.	1,770	205,399
Ratos AB — Class B	19,422	205,186
Henderson Land Development Company Ltd.	29,990	205,147
National Australia Bank Ltd.	6,379	204,851
Industrivarden AB — Class C	11,252	204,769
Goodman Group	41,090	204,520
Mizrahi Tefahot Bank Ltd.*	19,106	203,797
MS&AD Insurance Group Holdings	9,200	203,587
3i Group plc	42,386	203,476
Hargreaves Lansdown plc	15,413	203,188
Gjensidige Forsikring ASA	12,306	202,992
Insurance Australia Group Ltd.	34,119	202,863
Zurich Insurance Group AG	728	202,601
Westpac Banking Corp.	6,320	202,430
Cheung Kong Holdings Ltd.	13,710	202,403
Bank Hapoalim BM*	44,618	202,146
Mirvac Group	119,789	202,071
Australia & New Zealand Banking Group Ltd.	6,785	201,568
Link REIT	36,990	201,567
Unibail-Rodamco SE	865	201,488
Hannover Rueckversicherung SE	2,568	201,443
Corio N.V.	4,316	201,373
Tryg A/S	2,494	201,275
ASX Ltd.	5,341	201,271
Oversea-Chinese Banking Corporation Ltd.	23,420	201,068
Swiss Re AG	2,470	200,860
Old Mutual plc	65,183	200,685
Julius Baer Group Ltd.	5,160	200,619
SCOR SE	6,983	200,525
Swire Pacific Ltd. — Class A	15,710	200,256
Exor SpA	7,164	200,120
Ageas	5,891	199,262
Global Logistic Properties Ltd.	94,330	199,231
Yamaguchi Financial Group, Inc.	20,000	199,086
Hang Seng Bank Ltd.	12,410	199,038
Stockland	52,346	198,951
Aegon N.V.	33,048	198,741
Mitsui Fudosan Company Ltd.	7,000	198,704
Svenska Handelsbanken AB — Class A	4,646	198,542
Swiss Prime Site AG	2,450	198,330
Land Securities Group plc	15,742	198,195
Investor AB — Class B	6,858	198,046
Aberdeen Asset Management plc	30,363	198,037
Federation Centres Ltd.	80,279	197,281
Allianz AG	1,452	197,218

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Financials - 21.9% (continued)
Mitsubishi Estate Company Ltd.	7,000	$197,142
Segro plc	51,021	197,090
Shinsei Bank Ltd.	86,250	197,001
Daito Trust Construction Company Ltd.	2,300	196,940
Hammerson plc	26,307	196,608
Ascendas Real Estate Investment Trust	93,760	196,516
London Stock Exchange Group plc	9,909	196,509
Nordea Bank AB	17,343	196,395
BOC Hong Kong Holdings Ltd.	58,840	196,321
CFS Retail Property Trust Group	93,659	196,027
Banque Cantonale Vaudoise	351	195,957
Sumitomo Mitsui Financial Group, Inc.	4,800	195,814
Swire Properties Ltd.	55,000	195,200
AXA S.A.	11,349	195,103
CapitaMalls Asia Ltd.	118,060	195,103
Sino Land Company Ltd.	115,051	195,048
Westfield Group	17,244	194,822
AMP Ltd.	35,848	194,479
Macquarie Group Ltd.	5,025	194,386
Bank Leumi Le-Israel BM*	55,149	194,367
Dexus Property Group	179,403	194,282
Delta Lloyd N.V.	11,299	193,809
Sumitomo Realty & Development Company Ltd.	5,000	193,615
Chugoku Bank Ltd.	12,000	193,520
Assicurazioni Generali SpA	12,426	193,387
HSBC Holdings plc	18,082	193,007
New World Development Company Ltd.	114,000	192,972
Klepierre	4,909	192,855
Swiss Life Holding AG	1,301	192,819
DNB ASA	13,148	192,796
Government Properties Trust, Inc.	49,885	192,714
Credit Suisse Group AG	7,340	192,596
Skandinaviska Enskilda Banken AB — Class A	19,173	192,552
Singapore Exchange Ltd.	31,000	192,424
ICADE	2,200	192,403
Suruga Bank Ltd.	12,000	192,117
Wheelock & Company Ltd.	36,060	192,086
Barclays plc	43,413	192,045
Hysan Development Company Ltd.	37,920	191,491
RSA Insurance Group plc	108,346	191,485
Westfield Retail Trust	60,848	191,348
Groupe Bruxelles Lambert S.A.	2,498	191,021
Intu Properties plc	37,600	190,957
CapitaMall Trust	113,330	190,940
Mapfre S.A.	61,748	190,852
Standard Chartered plc	7,369	190,762
Hang Lung Properties Ltd.	51,060	190,754
Lend Lease Group	17,941	190,554
Bank of East Asia Ltd.	48,320	190,477
Wendel S.A.	1,799	190,405
T&D Holdings, Inc.	16,000	190,205
British Land Company plc	22,982	189,639
UBS AG	12,372	189,619
Tokio Marine Holdings, Inc.	6,600	189,593
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,907	189,227
CapitaCommercial Trust	148,000	189,103
Danske Bank A/S*	10,558	188,784
Deutsche Boerse AG	3,111	188,423
NKSJ Holdings, Inc.	9,000	188,261
Mizuho Financial Group, Inc.	88,050	188,017
Fonciere Des Regions	2,392	187,300
Pargesa Holding S.A.	2,758	187,239
KBC Groep N.V.	5,428	186,976
Swedbank AB — Class A	8,219	186,903
Keppel Land Ltd.	58,770	186,663
Wing Hang Bank Ltd.	17,510	186,095
Investec plc	26,672	186,001
Eurazeo	3,660	185,569
Hong Kong Exchanges and Clearing Ltd.	10,880	185,291
Sony Financial Holdings, Inc.	12,400	184,426
BNP Paribas S.A.	3,582	183,864
Pohjola Bank plc — Class A	12,584	182,940
Dai-ichi Life Insurance Company Ltd.	137	182,511
Erste Group Bank AG*	6,460	179,957
Lloyds Banking Group plc*	242,625	179,521
CNP Assurances	13,041	178,968
Banco Santander S.A.	26,560	178,485
Banco Bilbao Vizcaya Argentaria S.A.	20,565	178,298
Natixis	46,919	178,160
Raiffeisen Bank International AG	5,226	177,639
Aozora Bank Ltd.	63,000	177,361
IMMOFINANZ AG	46,595	176,512
CapitaLand Ltd.	62,000	176,430
ING Groep N.V.*	24,849	176,385
Credit Agricole S.A.*	21,209	174,718
Societe Generale S.A.*	5,293	173,911
Banco Popular Espanol S.A.*	233,926	173,334
Kerry Properties Ltd.	39,030	173,214
Sun Hung Kai Properties Ltd.	12,710	171,266
ICAP plc	38,441	169,583
Deutsche Bank AG	4,336	169,065
CaixaBank	49,880	168,814
Banco de Sabadell S.A.*	91,454	167,889
Aviva plc	36,974	166,370
UniCredit SpA*	38,947	166,263
Banca Monte dei Paschi di Siena SpA*	701,002	166,253
Banco Espirito Santo S.A.*	160,481	164,380
Intesa Sanpaolo SpA	112,150	164,189
Unione di Banche Italiane SCPA	44,287	163,170
Royal Bank of Scotland Group plc*	37,977	158,937
Mediobanca SpA	30,734	156,418
Commerzbank AG*	106,373	156,140
Banco Popolare SC*	117,147	147,701
Bankia S.A.*	490,929	103,844
Intesa Sanpaolo SpA	10,379	13,086
Total Financials		40,898,123

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Industrials - 18.6%
Ryanair Holdings plc ADR	6,676	$278,923
Tokyu Corp.	33,000	243,653
Keikyu Corp.	23,000	239,701
Thales S.A.	5,612	237,379
Odakyu Electric Railway Company Ltd.	19,000	236,164
Kubota Corp.	16,000	230,830
BAE Systems plc	37,382	223,934
International Consolidated Airlines Group S.A.*	58,029	221,686
Mitsubishi Logistics Corp.	12,000	221,310
Qantas Airways Ltd.*	118,676	220,583
Nabtesco Corp.	10,800	220,522
European Aeronautic Defence and Space Company N.V.	4,281	217,878
Hankyu Hanshin Holdings, Inc.	36,000	216,849
Rolls-Royce Holdings plc	12,616	216,641
GS Yuasa Corp.	52,000	216,551
Kurita Water Industries Ltd.	9,690	214,430
Kintetsu Corp.	46,000	214,044
Meggitt plc	28,657	213,779
Serco Group plc	22,442	213,660
Yamato Holdings Company Ltd.	11,810	213,541
Wolseley plc	4,292	213,474
Brenntag AG	1,367	213,449
SMC Corp.	1,100	212,451
IMI plc	10,763	211,645
Auckland International Airport Ltd.	85,825	211,501
Aggreko plc	7,814	211,485
Capita plc	15,477	211,322
West Japan Railway Co.	4,400	211,282
Keisei Electric Railway Company Ltd.	20,000	210,772
Central Japan Railway Co.	2,000	210,772
Nippon Express Company Ltd.	44,000	210,347
Sumitomo Electric Industries Ltd.	17,210	210,074
FANUC Corp.	1,370	209,437
Dai Nippon Printing Company Ltd.	22,000	209,179
Experian plc	12,062	208,961
Bouygues S.A.	7,696	208,764
Toppan Printing Company Ltd.	29,000	208,265
Transurban Group	31,323	208,092
JGC Corp.	8,140	208,061
Koninklijke Philips Electronics N.V.	7,029	208,018
Melrose Industries plc	51,553	207,920
Sydney Airport	60,848	207,822
Bunzl plc	10,560	207,654
Asahi Glass Company Ltd.	30,000	207,478
Cobham plc	56,129	207,184
THK Company Ltd.	10,500	207,033
IHI Corp.	68,000	205,885
Keio Corp.	24,000	205,758
Siemens AG	1,907	205,429
East Japan Railway Co.	2,500	205,301
Park24 Company Ltd.	10,500	205,248
ITOCHU Corp.	16,800	205,070
Assa Abloy AB — Class B	5,021	205,014
Singapore Technologies Engineering Ltd.	59,000	204,992
Zodiac Aerospace	1,759	204,978
Weir Group plc	5,958	204,802
Aeroports de Paris	2,413	204,690
Mabuchi Motor Company Ltd.	3,800	204,271
Asciano Ltd.	35,059	204,071
Nidec Corp.	3,400	202,996
Aurizon Holdings Ltd.	48,370	202,979
Deutsche Post AG	8,786	202,459
Hutchison Port Holdings Trust — Class U	238,000	202,300
Mitsubishi Electric Corp.	25,000	202,114
Securitas AB — Class B	21,453	201,954
Geberit AG	820	201,860
Kamigumi Company Ltd.	22,000	201,700
Babcock International Group plc	12,209	201,674
NGK Insulators Ltd.	19,000	201,647
Intertek Group plc	3,907	201,391
Sojitz Corp.	128,700	200,987
SembCorp Marine Ltd.	56,280	200,985
Hutchison Whampoa Ltd.	19,280	200,932
G4S plc	45,381	200,889
Secom Company Ltd.	3,900	200,738
Ferrovial S.A.	12,647	200,718
Tobu Railway Company Ltd.	35,000	200,414
Skanska AB — Class B	11,073	200,152
ANA Holdings, Inc.	97,000	199,915
Mitsubishi Heavy Industries Ltd.	34,710	199,860
Daikin Industries Ltd.	5,100	199,655
Societe BIC S.A.	1,716	199,285
Scania AB — Class B	9,514	198,979
Noble Group Ltd.	202,980	198,809
Brambles Ltd.	22,531	198,717
Fuji Electric Company Ltd.	68,000	198,661
Smiths Group plc	10,406	198,616
Nippon Yusen K.K.	77,000	197,142
Yangzijiang Shipbuilding Holdings Ltd.	252,060	197,098
SembCorp Industries Ltd.	47,060	196,891
TOTO Ltd.	22,000	196,792
SKF AB — Class B	8,071	196,789
Shimizu Corp.	60,060	196,521
ABB Ltd.	8,712	196,477
Prysmian SpA	9,549	196,476
Toyota Tsusho Corp.	7,710	196,415
Alfa Laval AB	8,518	196,186
Sumitomo Corp.	15,610	196,182
Metso Oyj	4,600	195,723
Deutsche Lufthansa AG	10,020	195,699
ComfortDelGro Corporation Ltd.	126,830	195,282
Singapore Airlines Ltd.	22,280	195,232
Makita Corp.	4,400	194,922
TNT Express N.V.	26,505	194,290
Hino Motors Ltd.	18,000	194,285
Toll Holdings Ltd.	31,426	194,050
Safran S.A.	4,347	193,903
Bureau Veritas S.A.	1,557	193,814

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Industrials - 18.6% (continued)
Schneider Electric S.A.	2,651	$193,715
Invensys plc	36,312	193,521
Furukawa Electric Company Ltd.	88,000	193,520
Andritz AG	2,884	193,511
Vinci S.A.	4,288	193,195
Orient Overseas International Ltd.	28,510	192,636
Sulzer AG	1,127	192,554
Finmeccanica SpA*	40,053	192,550
MTR Corporation Ltd.	48,420	192,431
Fraser and Neave Ltd.	24,920	192,250
DSV A/S	7,933	191,630
Taisei Corp.	69,000	191,321
Amada Company Ltd.	29,000	191,321
SGS S.A.	78	191,274
Kone Oyj — Class B	2,431	191,195
ACS Actividades de Construccion y Servicios S.A.	8,191	191,164
Randstad Holding N.V.	4,654	190,563
Abertis Infraestructuras S.A.	11,315	190,167
Marubeni Corp.	25,000	190,163
Volvo AB — Class B	13,077	190,124
Wartsila Oyj Abp	4,231	190,112
Kinden Corp.	29,000	189,780
Adecco S.A.	3,462	189,631
NSK Ltd.	25,000	189,366
Groupe Eurotunnel S.A.	23,689	188,710
Kawasaki Heavy Industries Ltd.	60,000	188,675
Fraport AG Frankfurt Airport Services Worldwide	3,364	188,566
Zardoya Otis S.A.	14,079	188,249
LIXIL Group Corp.	9,460	188,135
Sandvik AB	12,185	187,345
Alstom S.A.	4,600	187,232
JTEKT Corp.	19,910	187,192
NWS Holdings Ltd.	105,000	186,936
Legrand S.A.	4,286	186,924
Japan Airlines Company Ltd.	4,000	186,338
Kuehne + Nagel International AG	1,709	186,321
Sumitomo Heavy Industries Ltd.	47,000	185,244
Rexel S.A.	8,478	185,037
GEA Group AG	5,612	184,968
Edenred	5,635	184,426
Atlantia SpA	11,650	183,998
Fiat Industrial SpA	16,355	183,877
Komatsu Ltd.	7,700	182,663
MAN SE	1,698	182,567
ALS Ltd.	16,745	182,559
Hopewell Holdings Ltd.	45,000	182,317
Cie de St.-Gobain	4,907	181,925
Ushio, Inc.	17,800	181,347
Obayashi Corp.	38,000	181,260
Kajima Corp.	66,700	180,692
Mitsui & Company Ltd.	12,900	180,625
Mitsui OSK Lines Ltd.*	55,000	180,548
Cathay Pacific Airways Ltd.	105,410	180,333
Mitsubishi Corp.	9,600	179,496
Hitachi Construction Machinery Company Ltd.	8,400	179,369
Keppel Corporation Ltd.	19,850	179,220
Japan Steel Works Ltd.	34,000	179,156
Hochtief AG*	2,738	178,099
Koninklijke Boskalis Westminster N.V.	4,478	177,903
Vallourec S.A.	3,686	177,200
Leighton Holdings Ltd.	8,201	175,403
Chiyoda Corp.	15,070	168,103
Koninklijke Vopak N.V.	2,734	164,836
Balfour Beatty plc	45,350	161,745
AP Moeller - Maersk A/S — Class B	17	132,695
Schindler Holding AG - Participation Certificate	894	130,991
Atlas Copco AB — Class A	4,500	127,742
Atlas Copco AB — Class B	2,614	66,021
Schindler Holding AG	395	56,337
AP Moeller - Maersk A/S — Class A	7	52,328
Total Industrials		34,800,911
Consumer Discretionary - 13.5%
Jardine Cycle & Carriage Ltd.	6,360	262,144
Isetan Mitsukoshi Holdings Ltd.	18,010	259,253
J Front Retailing Company Ltd.	33,000	256,624
Takashimaya Company Ltd.	25,000	246,999
Sony Corp.	13,800	238,235
Yamada Denki Company Ltd.	5,210	238,001
Marui Group Company Ltd.	23,000	237,746
Harvey Norman Holdings Ltd.	83,437	237,187
NHK Spring Company Ltd.	22,200	230,892
Reed Elsevier N.V.	13,202	226,196
Adidas AG	2,163	224,437
Yamaha Motor Company Ltd.	16,600	223,261
Fast Retailing Company Ltd.	700	222,575
Shimamura Company Ltd.	1,900	221,630
Reed Elsevier plc	18,631	220,978
Sands China Ltd.	42,550	220,627
Shimano, Inc.	2,700	220,290
Luxottica Group SpA	4,388	220,005
Rakuten, Inc.	21,388	218,356
Sega Sammy Holdings, Inc.	10,900	218,278
Don Quijote Company Ltd.	4,900	216,812
Sanrio Company Ltd.	4,900	216,812
Sekisui House Ltd.	16,000	216,721
Wolters Kluwer N.V.	9,880	215,763
Sumitomo Rubber Industries Ltd.	12,920	215,493
Singapore Press Holdings Ltd.	59,340	214,305
Bridgestone Corp.	6,400	214,172
Sekisui Chemical Company Ltd.	19,420	213,738
Lagardere SCA	5,788	213,141
SKYCITY Entertainment Group Ltd.	57,671	212,819
Flight Centre Ltd.	6,065	212,197
Marks & Spencer Group plc	35,616	211,028
Crown Ltd.	16,471	210,958
Jupiter Telecommunications Company Ltd.	161	210,892
ITV plc	107,267	210,769
Toho Company Ltd.	10,100	210,734
NOK Corp.	14,500	208,419
Compass Group plc	16,279	207,925

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Consumer Discretionary - 13.5% (continued)
British Sky Broadcasting Group plc	15,487	$207,811
Koito Manufacturing Company Ltd.	12,000	205,885
Asics Corp.	12,510	205,732
InterContinental Hotels Group plc	6,747	205,676
Sankyo Company Ltd.	4,400	205,673
ABC-Mart, Inc.	5,400	205,662
Toyoda Gosei Company Ltd.	8,600	205,658
Continental AG	1,716	205,181
TUI Travel plc	41,457	205,064
Namco Bandai Holdings, Inc.	11,620	204,921
McDonald's Holdings Company Japan Ltd.	7,610	204,863
Kingfisher plc	46,833	204,825
Next plc	3,085	204,635
Toyota Boshoku Corp.	14,510	204,093
SES	6,505	203,894
Nikon Corp.	8,700	203,798
Whitbread plc	5,223	203,745
Tabcorp Holdings Ltd.	60,274	202,723
Denso Corp.	4,800	202,698
Li & Fung Ltd.	146,040	201,303
Toyota Industries Corp.	5,500	201,291
Aisin Seiki Company Ltd.	5,500	201,291
Pearson plc	11,182	201,023
USS Company Ltd.	1,750	200,786
JCDecaux S.A.	7,323	200,713
Renault S.A.	3,200	200,501
WPP plc	12,566	200,315
Publicis Groupe S.A.	2,987	200,308
Nitori Holdings Company Ltd.	2,600	200,255
Benesse Holdings, Inc.	4,700	199,724
Hakuhodo DY Holdings, Inc.	2,600	199,426
Rinnai Corp.	2,800	199,001
Sodexo	2,134	198,887
Fiat SpA*	37,311	198,502
GKN plc	49,343	198,332
Panasonic Corp.	26,510	198,269
Electrolux AB	7,783	198,007
Kabel Deutschland Holding AG	2,145	197,932
Hennes & Mauritz AB — Class B	5,520	197,353
Wynn Macau Ltd.*	74,160	196,803
Galaxy Entertainment Group Ltd.*	47,140	196,756
Stanley Electric Company Ltd.	11,400	196,560
PPR	894	196,438
Oriental Land Company Ltd.	1,200	196,324
LVMH Moet Hennessy Louis Vuitton S.A.	1,142	196,031
Inditex S.A.	1,476	195,652
Christian Dior S.A.	1,177	195,249
Honda Motor Company Ltd.	5,100	195,050
Toyota Motor Corp.	3,800	194,784
Casio Computer Company Ltd.*	25,010	194,755
Telenet Group Holding N.V.	3,935	194,619
Cie Financiere Richemont S.A.	2,466	193,521
Eutelsat Communications S.A.	5,487	193,475
Yamaha Corp.	19,910	192,903
Nokian Renkaat Oyj	4,332	192,706
Burberry Group plc	9,516	192,041
Echo Entertainment Group Ltd.	52,926	191,787
Peugeot S.A.*	26,415	191,327
Hugo Boss AG	1,700	190,519
Husqvarna AB — Class B	32,196	190,003
Accor S.A.	5,452	189,410
Fuji Heavy Industries Ltd.	12,000	189,185
Nissan Motor Company Ltd.	19,610	188,954
SJM Holdings Ltd.	75,630	188,818
Cie Generale des Etablissements Michelin — Class B	2,254	188,544
Carnival plc	5,374	188,076
Tatts Group Ltd.	56,696	187,147
Mazda Motor Corp.*	64,000	186,975
Isuzu Motors Ltd.	31,000	186,731
Daihatsu Motor Company Ltd.	9,000	186,253
Genting Singapore plc	154,330	185,994
Yue Yuen Industrial Holdings Ltd.	56,600	184,472
Mitsubishi Motors Corp.*	177,070	184,350
Dentsu, Inc.	6,200	184,294
Daimler AG — Class D	3,379	183,862
NGK Spark Plug Company Ltd.	12,000	183,193
Suzuki Motor Corp.	8,200	182,851
Pirelli & C. SpA	17,194	180,415
Axel Springer AG	4,127	178,852
OPAP S.A.	21,948	173,322
MGM China Holdings Ltd.	80,523	172,196
Sharp Corp.*	59,000	167,980
Bayerische Motoren Werke AG	1,929	166,452
Shangri-La Asia Ltd.	84,270	165,010
Swatch Group AG	281	163,389
Swatch Group AG/REG	393	39,886
Volkswagen AG	157	29,536
Total Consumer Discretionary		25,045,618
Materials - 9.4%
Asahi Kasei Corp.	34,000	228,640
James Hardie Industries plc	20,434	212,990
Hitachi Chemical Company Ltd.	13,900	211,755
Kansai Paint Company Ltd.	19,000	210,326
HeidelbergCement AG	2,919	209,780
Toray Industries, Inc.	31,000	209,455
Israel Corporation Ltd.	275	208,659
EMS-Chemie Holding AG	693	208,410
Croda International plc	4,990	207,926
Boral Ltd.	40,481	206,968
Shin-Etsu Chemical Company Ltd.	3,100	204,515
Kuraray Company Ltd.	14,530	203,911
Amcor Ltd.	21,042	203,332
Rexam plc	25,356	203,063
Sumitomo Chemical Company Ltd.	65,000	203,016
Linde AG	1,088	202,313
Kaneka Corp.	35,000	201,530
Daido Steel Company Ltd.	38,000	201,446
Holcim Ltd.	2,527	201,369
Givaudan S.A.	163	200,200
Lafarge S.A.	3,002	199,466

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Materials - 9.4% (continued)
Air Liquide S.A.	1,639	$199,147
Israel Chemicals Ltd.	15,407	199,073
Johnson Matthey plc	5,675	198,265
Randgold Resources Ltd.	2,296	198,181
Koninklijke DSM N.V.	3,397	197,754
Showa Denko K.K.	132,000	197,727
CRH plc	8,951	197,598
Nitto Denko Corp.	3,300	197,376
K+S AG	4,236	197,043
Stora Enso Oyj — Class R	30,521	197,004
Mitsubishi Chemical Holdings Corp.	41,510	196,680
Syngenta AG	469	195,635
Daicel Corp.	25,000	194,678
Air Water, Inc.	14,000	194,539
Teijin Ltd.	84,000	193,647
Taiheiyo Cement Corp.	81,000	193,615
Fletcher Building Ltd.	26,992	193,566
Akzo Nobel N.V.	3,046	193,370
Incitec Pivot Ltd.	59,894	192,714
UPM-Kymmene Oyj	17,223	192,201
Novozymes A/S — Class B	5,666	192,102
JSR Corp.	9,400	191,735
Oji Holdings Corp.	51,000	190,715
Hitachi Metals Ltd.	20,000	190,587
Imerys S.A.	2,923	190,320
Sika AG	78	189,466
Yamato Kogyo Company Ltd.	6,880	187,623
Taiyo Nippon Sanso Corp.	27,000	187,018
Umicore S.A.	3,974	186,690
Alumina Ltd.*	161,242	186,368
Boliden AB	11,539	185,735
Iluka Resources Ltd.	18,993	184,916
Solvay S.A.	1,365	184,876
Orica Ltd.	7,258	184,785
Toyo Seikan Group Holdings Ltd.	13,410	184,347
Nippon Paper Industries Company Ltd.*	11,800	183,776
Denki Kagaku Kogyo K.K.	51,000	183,130
Xstrata plc	11,271	182,926
Ube Industries Ltd.	93,000	182,779
Norsk Hydro ASA	42,278	182,690
BASF SE	2,082	182,350
Sims Metal Management Ltd.	17,450	182,250
Glencore International plc	33,664	182,171
Nippon Steel & Sumitomo Metal Corp.	72,000	182,046
Newcrest Mining Ltd.	8,633	180,238
Mitsubishi Materials Corp.	64,000	180,176
Voestalpine AG	5,865	180,112
BHP Billiton plc	6,189	180,060
BHP Billiton Ltd.	5,256	179,296
Maruichi Steel Tube Ltd.	7,680	178,599
Yara International ASA	3,942	178,574
Mitsubishi Gas Chemical Company, Inc.	27,000	177,839
Mitsui Chemicals, Inc.	82,000	177,712
ThyssenKrupp AG*	8,718	177,311
Fresnillo plc	8,511	175,381
Antofagasta plc	11,711	175,029
Rio Tinto Ltd.	2,913	173,503
Rio Tinto plc	3,684	172,681
Salzgitter AG	4,262	171,097
Anglo American plc	6,651	170,962
Fortescue Metals Group Ltd.	41,447	170,043
ArcelorMittal	13,190	169,937
Sumitomo Metal Mining Company Ltd.	12,000	169,298
JFE Holdings, Inc.	8,800	168,745
Vedanta Resources plc	10,992	167,707
Arkema S.A.	1,831	166,587
Kobe Steel Ltd.*	142,040	165,987
Evraz plc	48,507	163,680
Lanxess AG	2,276	161,411
OZ Minerals Ltd.	28,993	160,913
Eurasian Natural Resources Corp. plc	36,197	135,371
Kazakhmys plc	19,272	114,891
Total Materials		17,463,424
Consumer Staples - 7.6%
DE Master Blenders 1753 N.V.*	16,401	253,357
Treasury Wine Estates Ltd.	39,394	233,406
Yamazaki Baking Company Ltd.	17,280	227,634
Ajinomoto Company, Inc.	15,280	224,176
Delhaize Group S.A.	4,085	222,855
Aeon Company Ltd.	17,210	222,325
Nissin Foods Holdings Company Ltd.	4,740	217,286
J Sainsbury plc	37,776	217,224
Kerry Group plc — Class A	3,609	215,069
MEIJI Holdings Company Ltd.	4,700	214,953
FamilyMart Company Ltd.	4,700	214,453
Anheuser-Busch InBev N.V.	2,139	211,829
Seven & I Holdings Company Ltd.	6,400	211,792
Reckitt Benckiser Group plc	2,954	211,746
L'Oreal S.A.	1,334	211,545
Unilever plc	4,986	210,942
SABMiller plc	4,000	210,531
Koninklijke Ahold N.V.	13,691	209,827
Yakult Honsha Company Ltd.	5,200	209,370
Svenska Cellulosa AB — Class B	8,114	209,167
Kikkoman Corp.	12,000	209,073
Beiersdorf AG	2,259	208,626
Unilever N.V.	5,084	208,268
WM Morrison Supermarkets plc	49,475	207,584
Tate & Lyle plc	16,076	207,531
Coca-Cola Amatil Ltd.	13,658	207,355
Diageo plc	6,575	207,327
Heineken Holding N.V.	3,196	204,818
Tesco plc	35,324	204,815
Casino Guichard Perrachon S.A.	1,943	204,201
Associated British Foods plc	7,064	203,960
Metcash Ltd.	47,294	203,881
Nestle S.A.	2,817	203,707
Aryzta AG	3,449	203,632
Heineken N.V.	2,694	203,073
Olam International Ltd.	146,410	203,005
British American Tobacco plc	3,767	201,875

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Consumer Staples - 7.6% (continued)
Carrefour S.A.	7,354	$201,326
Coca Cola Hellenic Bottling Company S.A.	7,476	200,306
Shiseido Company Ltd.	14,300	200,075
Wesfarmers Ltd.	4,761	199,294
Danone S.A.	2,860	199,014
Colruyt S.A.	4,109	198,721
Coca-Cola West Company Ltd.	11,400	198,377
Woolworths Ltd.	5,629	198,057
Japan Tobacco, Inc.	6,199	197,896
Kesko Oyj — Class B	6,307	197,041
Kao Corp.	6,000	193,775
Nippon Meat Packers, Inc.	12,000	193,392
Barry Callebaut AG	200	192,871
Kirin Holdings Company Ltd.	12,000	192,627
Imperial Tobacco Group plc	5,500	192,067
Lawson, Inc.	2,500	191,756
Nisshin Seifun Group, Inc.	14,510	191,144
Pernod-Ricard S.A.	1,533	191,043
Suedzucker AG	4,502	190,168
Wilmar International Ltd.	68,280	189,897
Orkla ASA	23,443	187,431
Unicharm Corp.	3,280	187,120
Carlsberg A/S — Class B	1,907	185,574
Asahi Group Holdings Ltd.	7,750	185,167
Swedish Match AB	5,963	185,101
Metro AG	6,398	181,921
Calbee, Inc.	2,300	181,058
Jeronimo Martins SGPS S.A.	9,267	180,517
Golden Agri-Resources Ltd.	384,290	179,678
Distribuidora Internacional de Alimentacion S.A.	25,283	174,895
Remy Cointreau S.A.	1,511	174,645
Toyo Suisan Kaisha Ltd.	5,140	158,355
Lindt & Spruengli AG	2	90,252
Lindt & Spruengli AG - Participation Certificate	22	84,655
Henkel AG & Company KGaA	1,025	80,944
Total Consumer Staples		14,178,378
Information Technology - 6.4%
Keyence Corp.	800	244,768
NEC Corp.	90,000	239,031
Murata Manufacturing Company Ltd.	3,100	233,167
Itochu Techno-Solutions Corp.	4,700	232,179
Nintendo Company Ltd.	2,100	226,442
Shimadzu Corp.	31,640	224,199
Nomura Research Institute Ltd.	8,600	221,829
Yaskawa Electric Corp.	22,000	219,930
Sumco Corp.	19,360	218,013
Otsuka Corp.	2,000	217,359
NTT Data Corp.	65	213,720
Toshiba Corp.	42,000	212,387
Oracle Corporation Japan	4,700	211,457
Kyocera Corp.	2,310	210,803
Hirose Electric Company Ltd.	1,600	210,262
Hitachi Ltd.	36,000	208,818
Yahoo Japan Corp.	453	208,141
United Internet AG	8,541	207,708
Mellanox Technologies Ltd.*	3,748	207,106
Nexon Company Ltd.	20,969	203,386
Computershare Ltd.	19,106	202,927
SAP AG	2,529	202,631
TDK Corp.	5,800	202,412
Telefonaktiebolaget LM Ericsson — Class B	16,134	201,023
Ibiden Company Ltd.	12,900	200,907
Sage Group plc	38,361	199,777
NICE Systems Ltd.*	5,433	199,695
Konami Corp.	10,010	199,392
Amadeus IT Holding S.A. — Class A	7,373	199,200
FUJIFILM Holdings Corp.	10,100	198,931
Omron Corp.	7,900	198,906
Dassault Systemes S.A.	1,718	198,615
Canon, Inc.	5,400	197,917
Advantest Corp.	14,100	197,727
Ricoh Company Ltd.	18,000	194,667
STMicroelectronics N.V.	25,272	194,388
Brother Industries Ltd.	18,910	194,263
Hitachi High-Technologies Corp.	9,300	193,845
Nippon Electric Glass Company Ltd.	39,000	193,488
Gree, Inc.	15,380	193,128
ARM Holdings plc	13,774	192,675
Hexagon AB — Class B	7,068	192,506
Gemalto N.V.	2,182	190,353
Trend Micro, Inc.	6,800	190,065
Hamamatsu Photonics K.K.	4,780	188,651
Yokogawa Electric Corp.	18,880	188,539
Dena Company Ltd.	6,900	187,655
Infineon Technologies AG	23,554	186,004
Citizen Holdings Company Ltd.	36,510	185,789
Konica Minolta, Inc.	25,510	185,641
ASML Holding N.V.	2,749	184,911
Hoya Corp.	9,800	183,861
Rohm Company Ltd.	5,300	183,273
Fujitsu Ltd.	44,000	182,769
Capital Gemini S.A.	3,973	180,811
Tokyo Electron Ltd.	4,200	178,030
Nokia Oyj	54,829	177,410
AtoS	2,555	175,858
ASM Pacific Technology Ltd.	14,900	163,731
Elpida Memory, Inc.*,†††,1	50,900	541
Total Information Technology		11,833,617
Health Care - 5.9%
Dainippon Sumitomo Pharma Company Ltd.	13,410	236,773
Ono Pharmaceutical Company Ltd.	3,710	228,993
UCB S.A.	3,534	225,618
Cie Generale d'Optique Essilor International S.A.	2,012	223,756
M3, Inc.	113	220,046
Sysmex Corp.	3,620	219,977
AstraZeneca plc	4,375	219,365
Medipal Holdings Corp.	15,610	218,404

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Health Care - 5.9% (continued)
Smith & Nephew plc	18,539	$214,112
Sanofi	2,104	213,812
Merck KGaA	1,408	212,450
Bayer AG	2,051	211,581
Mitsubishi Tanabe Pharma Corp.	13,700	209,582
Sonic Healthcare Ltd.	14,441	209,468
Otsuka Holdings Company Ltd.	6,030	209,157
Olympus Corp.*	8,830	208,626
Celesio AG	11,084	208,167
Ramsay Health Care Ltd.	6,185	208,024
Novartis AG	2,917	207,251
Actelion Ltd.	3,813	207,050
GlaxoSmithKline plc	8,843	206,747
Alfresa Holdings Corp.	3,800	206,289
Suzuken Company Limited/Aichi Japan	5,700	206,188
Daiichi Sankyo Company Ltd.	10,700	205,747
William Demant Holding A/S*	2,446	204,928
Grifols S.A.*	5,498	203,871
Teva Pharmaceutical Industries Ltd.	5,171	203,570
Kyowa Hakko Kirin Company Ltd.	18,000	203,463
Lonza Group AG	3,133	203,291
Elan Corporation plc*	17,656	203,008
CSL Ltd.	3,281	202,357
Coloplast A/S — Class B	3,739	201,146
Tsumura & Co.	5,500	200,706
Roche Holding AG	857	199,504
Getinge AB — Class B	6,507	198,693
Taisho Pharmaceutical Holdings Company Ltd.	2,800	197,812
Fresenius SE & Company KGaA	1,596	197,012
Elekta AB — Class B	12,954	196,684
Takeda Pharmaceutical Company Ltd.	3,600	196,579
Sonova Holding AG	1,637	196,404
Chugai Pharmaceutical Company Ltd.	8,800	195,576
Cochlear Ltd.	2,758	195,431
Eisai Company Ltd.	4,360	194,771
Shionogi & Company Ltd.	9,600	193,877
Astellas Pharma, Inc.	3,600	193,520
Santen Pharmaceutical Company Ltd.	4,180	193,391
Miraca Holdings, Inc.	3,980	190,692
QIAGEN N.V.*	9,128	190,272
Terumo Corp.	4,440	189,854
Fresenius Medical Care AG & Co. KGaA	2,812	189,798
Shire plc	6,154	187,318
Novo Nordisk A/S — Class B	1,110	180,345
Orion Oyj — Class B	6,717	176,439
Hisamitsu Pharmaceutical Company, Inc.	3,230	174,316
Prothena Corporation plc*	1	4
Total Health Care		10,991,815
Utilities - 4.8%
Shikoku Electric Power Company, Inc.*	16,700	237,381
Hokkaido Electric Power Company, Inc.*	23,000	234,570
Toho Gas Company Ltd.	36,000	228,705
Tokyo Gas Company Ltd.	41,000	221,268
Osaka Gas Company Ltd.	50,000	218,315
Hokuriku Electric Power Co.	17,400	214,242
Kansai Electric Power Company, Inc.*	22,600	213,923
Tokyo Electric Power Company, Inc.*	86,420	212,997
National Grid plc	18,045	209,640
Contact Energy Ltd.[2]	43,950	209,627
Severn Trent plc	8,058	209,516
Fortum Oyj	10,379	209,163
Veolia Environnement S.A.	16,512	208,250
AGL Energy Ltd.	12,579	207,740
E.ON SE	11,858	207,046
Hong Kong & China Gas Company Ltd.	70,820	206,642
Centrica plc	36,933	206,315
SP AusNet	165,424	205,843
Enel Green Power SpA	109,256	204,912
EDP - Energias de Portugal S.A.	66,333	204,259
SSE plc	9,042	203,910
Kyushu Electric Power Company, Inc.*	20,010	203,650
Chugoku Electric Power Company, Inc.	15,610	203,479
CLP Holdings Ltd.	23,140	202,706
GDF Suez	10,506	202,295
Tohoku Electric Power Company, Inc.*	25,310	201,125
Terna Rete Elettrica Nazionale SpA	48,518	200,901
Verbund AG	9,235	200,197
Electricite de France S.A.	10,412	199,684
Cheung Kong Infrastructure Holdings Ltd.	29,080	199,484
Power Assets Holdings Ltd.	21,100	199,106
Electric Power Development Company Ltd.	7,800	198,294
APA Group	31,844	197,626
Suez Environnement Co.	15,477	197,398
Enagas S.A.	8,352	194,493
Iberdrola S.A.	41,295	192,327
Chubu Electric Power Company, Inc.	15,710	190,930
United Utilities Group plc	17,661	190,016
RWE AG	5,071	189,013
Snam SpA	41,365	188,570
Acciona S.A.	3,307	180,305
Enel SpA	55,071	179,746
Gas Natural SDG S.A.	10,135	179,430
Red Electrica Corporation S.A.	3,554	178,828
Total Utilities		8,943,867
Energy - 3.9%
Caltex Australia Ltd.	10,510	233,652
Fugro N.V.	4,147	229,558
Saipem SpA	7,319	225,091

Series D (MSCI EAFE Equal Weight Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 95.5% (continued)
Energy - 3.9% (continued)
Origin Energy Ltd.	16,233	$224,475
Delek Group Ltd.	763	214,164
BP plc	29,032	202,878
Tullow Oil plc	10,826	202,356
TonenGeneral Sekiyu K.K.	20,280	200,581
Transocean Ltd.	3,850	199,650
AMEC plc	12,433	199,329
Galp Energia SGPS S.A. — Class B	12,723	199,314
Eni SpA	8,773	197,155
Repsol S.A.	9,653	196,141
Woodside Petroleum Ltd.	5,258	196,118
Tenaris S.A.	9,623	195,532
Santos Ltd.	15,080	195,183
Japan Petroleum Exploration Co.	4,970	195,093
Seadrill Ltd.	5,381	195,027
OMV AG	4,537	192,956
Subsea 7 S.A.	8,267	192,910
BG Group plc	11,241	192,859
Total S.A.	4,013	192,174
Idemitsu Kosan Company Ltd.	2,200	190,949
Statoil ASA	7,798	188,508
WorleyParsons Ltd.	7,310	187,936
Inpex Corp.	35	187,400
Lundin Petroleum AB*	8,635	186,823
Showa Shell Sekiyu K.K.	26,400	186,508
Aker Solutions ASA	9,943	184,867
Neste Oil Oyj	13,091	184,605
Technip S.A.	1,792	183,737
JX Holdings, Inc.	31,910	178,653
Cosmo Oil Company Ltd.*	84,000	176,692
Petrofac Ltd.	8,073	175,679
Cie Generale de Geophysique - Veritas*	7,234	162,940
Whitehaven Coal Ltd.	65,658	144,942
Royal Dutch Shell plc — Class A	3,512	113,624
Royal Dutch Shell plc — Class B	2,463	81,782
Total Energy		7,187,841
Telecommunication Services - 3.5%
Softbank Corp.	5,200	238,648
Vodafone Group plc	79,636	225,820
Iliad S.A.	1,046	222,528
KDDI Corp.	5,200	216,828
HKT Trust / HKT Ltd.	215,095	215,300
Tele2 AB — Class B	12,341	214,740
Bezeq The Israeli Telecommunication Corporation Ltd.	153,844	213,161
Inmarsat plc	19,957	212,899
Telefonica S.A.	15,695	211,064
France Telecom S.A.	20,556	207,919
StarHub Ltd.	58,980	206,824
BT Group plc	48,381	204,391
TeliaSonera AB	28,601	204,204
Telekom Austria AG	31,034	203,658
Singapore Telecommunications Ltd.	70,060	202,755
Swisscom AG	436	201,710
Millicom International Cellular S.A.	2,518	201,106
Ziggo N.V.	5,699	200,439
Telecom Corporation of New Zealand Ltd.	101,917	199,561
Telenor ASA	9,113	199,234
TDC A/S	25,927	199,210
Vivendi S.A.	9,527	196,818
PCCW Ltd.	424,210	196,733
Telstra Corporation Ltd.	41,626	195,484
Deutsche Telekom AG	18,326	193,726
Portugal Telecom SGPS S.A.	38,465	190,537
NTT DOCOMO, Inc.	126	186,865
Koninklijke KPN N.V.	54,607	183,692
Belgacom S.A.	7,220	179,517
Nippon Telegraph & Telephone Corp.	4,000	174,227
Elisa Oyj	9,374	174,129
Telecom Italia SpA	172,497	121,846
Telecom Italia Sp-Savings Shares	110,681	68,107
Total Telecommunication Services		6,463,680
Total Common Stocks
(Cost $169,988,129)		177,807,274
PREFERRED STOCKS† - 0.4%
ProSiebenSat.1 Media AG	6,032	215,360
Porsche Automobil Holding SE	2,466	180,259
Volkswagen AG	767	152,407
Henkel AG & Company KGaA	1,406	135,346
Bayerische Motoren Werke AG	312	19,933
RWE AG	405	14,527
Total Preferred Stocks
(Cost $531,349)		717,832
EXCHANGE TRADED FUNDS† - 3.1%
Vanguard MSCI EAFE ETF	110,100	4,010,943
iShares MSCI Japan Index Fund	132,274	1,428,559
iShares MSCI Hong Kong Index Fund	6,933	137,551
iShares MSCI Singapore Index Fund	8,925	124,593
Total Exchange Traded Funds
(Cost $5,523,144)		5,701,646

SHORT TERM INVESTMENTS†† - 0.6%
State Street General Account U.S. Government Fund	$1,163,153	$1,163,153
Total Short Term Investments
(Cost $1,163,153)		$1,163,153
Total Investments - 99.6%
(Cost $177,205,775)		$185,389,905
Other Assets & Liabilities, net - 0.4%		791,380
Total Net Assets - 100.0%		$186,181,285

Other Information (unaudited)

INVESTMENT CONCENTRATION

At March 28, 2013, the investment diversification of the series by country was as follows:

Country	% of Net Assets	Value
Japan	35.0%	$64,876,541
Britain	10.5%	19,468,301
Australia	7.2%	13,307,229
France	7.1%	13,247,632
Germany	4.8%	8,934,216
Switzerland	4.3%	7,879,641
Hong Kong	4.1%	7,548,793
United States	3.8%	7,047,049
Sweden	3.2%	5,920,837
Singapore	3.1%	5,803,401
Netherlands	2.7%	4,992,975
Italy	2.2%	4,112,738
Spain	2.2%	4,038,020
Finland	1.4%	2,666,501
Belgium	1.2%	2,181,981
Israel	1.1%	2,045,740
Denmark	1.0%	1,930,017
Other	5.1%	9,388,292
Total Investments	100.0%	$185,389,905

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See note 2.
[1]	Illiquid security.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
PREFERRED STOCKS††† - 0.1%
Woodbourne Capital Trust II 0.01%[1,2,3,4,5]	$300,000	$34,474
Woodbourne Capital Trust III 0.01%[1,2,3,4,5]	300,000	34,474
Woodbourne Capital Trust I 0.01%[1,2,3,4,5]	300,000	34,475
Woodbourne Capital Trust IV 0.01%[1,2,3,4,5]	300,000	34,475
Total Preferred Stocks
(Cost $1,205,796)		137,898

	Face Amount
CORPORATE BONDS†† - 52.4%
Financials - 18.6%
Ford Motor Credit Company LLC
5.00% due 05/15/18	$2,000,000	2,202,820
ING US, Inc.
5.50% due 07/15/22[4,5]	1,600,000	1,770,228
Infinity Property & Casualty Corp.
5.00% due 09/19/22	1,550,000	1,610,482
Prudential Financial, Inc.
5.63% due 06/15/43[2]	1,500,000	1,552,500
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	1,500,000	1,539,527
Kilroy Realty, LP
3.80% due 01/15/23	1,200,000	1,229,053
Macquarie Group Ltd.
6.25% due 01/14/21[4,5]	750,000	833,265
7.63% due 08/13/19[4,5]	300,000	362,370
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,100,000	1,163,447
First American Financial Corp.
4.30% due 02/01/23	1,100,000	1,144,795
Caribbean Development Bank
4.38% due 11/09/27[4,5]	1,100,000	1,093,621
Wilton Re Finance LLC
5.88% due 03/30/33[2,4,5]	1,000,000	1,010,083
American Tower Trust I
3.07% due 03/15/23[4,5]	1,000,000	1,008,000
Jefferies Group LLC
5.13% due 01/20/23	900,000	952,898
Nuveen Investments, Inc.
9.13% due 10/15/17[4,5]	750,000	774,375
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	700,000	720,093
Lancashire Holdings Ltd.
5.70% due 10/01/22[4,5]	700,000	694,418
Carlyle Holdings Finance LLC
3.88% due 02/01/23[4,5]	600,000	614,573
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20[4,5]	500,000	552,500
CNO Financial Group, Inc.
6.38% due 10/01/20[4,5]	450,000	478,688
Torchmark Corp.
7.88% due 05/15/23	250,000	332,178
General Electric Capital Corp.
7.13% due 12/15/49[2,3]	230,000	267,505
Residential Capital LLC
6.50% due 06/01/12[6]	650,000	195,000
EPR Properties
5.75% due 08/15/22	100,000	109,192
Hospitality Properties Trust
5.00% due 08/15/22	100,000	106,560
Total Financials		22,318,171
Industrials - 8.5%
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	4,000,000	4,089,531
Penske Truck Leasing Company Lp / PTL Finance Corp.
4.88% due 07/11/22[4,5]	1,300,000	1,370,928
4.25% due 01/17/23[4,5]	250,000	251,801
Asciano Finance Ltd.
4.63% due 09/23/20[4,5]	1,350,000	1,432,760
Dun & Bradstreet Corp.
4.38% due 12/01/22	1,100,000	1,118,338
Chicago Bridge & Iron Co.
5.15% due 12/27/22	750,000	753,623
Verisk Analytics, Inc.
4.13% due 09/12/22	700,000	724,134
SBM Baleia Azul Sarl
5.50% due 09/15/27	494,600	496,351
Total Industrials		10,237,466
Information Technology - 8.0%
Amphenol Corp.
4.00% due 02/01/22	3,000,000	3,142,266
Computer Sciences Corp.
4.45% due 09/15/22	1,950,000	2,067,460
Autodesk, Inc.
3.60% due 12/15/22	1,250,000	1,254,069
First Data Corp.
6.75% due 11/01/20[4,5]	750,000	781,875
8.75% due 01/15/22[4,5]	250,000	264,375
Motorola Solutions, Inc.
3.50% due 03/01/23	1,000,000	1,005,898
BMC Software, Inc.
4.25% due 02/15/22	790,000	797,004
ViaSat, Inc.
6.88% due 06/15/20	300,000	321,750
Total Information Technology		9,634,697
Materials - 5.7%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4,5]	1,100,000	1,142,890
4.45% due 11/15/21[4,5]	500,000	527,095
Goldcorp, Inc.
3.70% due 03/15/23	1,500,000	1,506,326
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23[4,5]	1,100,000	1,103,182
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,050,000	1,064,383
IAMGOLD Corp.
6.75% due 10/01/20[4,5]	1,000,000	962,500

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
CORPORATE BONDS†† - 52.4% (continued)
Materials - 5.7% (continued)
APERAM
7.75% due 04/01/18[4,5]	$600,000	$597,000
Total Materials		6,903,376
Consumer Discretionary - 5.7%
Expedia, Inc.
5.95% due 08/15/20	1,260,000	1,401,010
Continental Airlines 2012-2 Class A Pass Through Trust
4.00% due 10/29/24	1,100,000	1,144,000
Sabre, Inc.
8.50% due 05/15/19[4,5]	1,000,000	1,085,000
WMG Acquisition Corp.
11.50% due 10/01/18	750,000	880,313
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	745,000	810,187
QVC, Inc.
4.38% due 03/15/23[4,5]	400,000	404,373
Caesars Entertainment Operating Company, Inc.
9.00% due 02/15/20[4,5]	350,000	352,188
GRD Holdings III Corp.
10.75% due 06/01/19[4,5]	250,000	262,813
Wyndham Worldwide Corp.
3.90% due 03/01/23	200,000	200,654
Stanadyne Corp.
10.00% due 08/15/14	180,000	178,875
Yonkers Racing Corp.
11.38% due 07/15/16[4,5]	100,000	107,250
Total Consumer Discretionary		6,826,663
Energy - 4.2%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[4,5]	1,100,000	1,138,500
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	1,000,000	1,055,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	550,000	588,500
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[4,5]	500,000	555,000
Bristow Group, Inc.
6.25% due 10/15/22	300,000	324,000
SESI LLC
7.13% due 12/15/21	250,000	279,688
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[4,5]	250,000	273,125
Magnum Hunter Resources Corp.
9.75% due 05/15/20[4,5]	250,000	262,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	200,000	212,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20	150,000	157,500
Exterran Holdings, Inc.
7.25% due 12/01/18	125,000	134,375
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	110,000	114,675
Total Energy		5,094,863
Telecommunication Services - 1.5%
Univision Communications, Inc.
6.75% due 09/15/22[4,5]	1,000,000	1,080,000
Avaya, Inc.
7.00% due 04/01/19[4,5]	600,000	586,500
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	120,000	141,300
Total Telecommunication Services		1,807,800
Consumer Staples - 0.2%
Energizer Holdings, Inc.
4.70% due 05/24/22	250,000	266,056
Total Corporate Bonds
(Cost $61,664,162)		63,089,092
ASSET BACKED SECURITIES†† - 29.5%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4,5]	2,208,375	2,190,421
KKR Financial CLO 2007-1 Corp.
2007-1A, 1.74% due 05/15/21[2,4,5]	1,250,000	1,190,283
2007-1A, 2.54% due 05/15/21[2,4,5]	1,000,000	932,185
Jasper CLO Ltd.
2005-1X, 0.88% due 08/01/17[2]	1,400,000	1,323,000
2005-1A, 0.88% due 08/01/17[2,4,5]	700,000	661,500
West Coast Funding Ltd.
2006-1A, 0.42% due 11/02/41[2,4,5]	2,005,759	1,901,920
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series 2005-W3
2005-W3, 0.54% due 11/25/35[2]	2,047,040	1,868,595
Emporia Preferred Funding
1.25% due 10/18/18	1,800,000	1,603,165
Northwoods Capital Viii Ltd.
2007-8A, 2.30% due 07/28/22[2,4,5]	1,750,000	1,601,583

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 29.5% (continued)
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[4,5]	$1,500,000	$1,500,000
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.48% due 11/25/52[2,4,5]	1,544,884	1,412,642
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.49% due 07/09/17	1,440,000	1,354,478
T2 Income Fund CLO Ltd.
2007-1A, 1.80% due 07/15/19[2,4,5]	1,450,000	1,344,226
Aberdeen Loan Funding Ltd.
2008-1A, 1.95% due 11/01/18[2,4,5]	1,200,000	1,150,320
Gleneagles CLO Ltd.
2005-1A, 0.85% due 11/01/17[2,4,5]	1,250,000	1,137,891
Battalion CLO II Ltd.
2012-2A, 4.30% due 11/15/19[2,4,5]	1,100,000	1,100,198
Grayson CLO Ltd.
2006-1A, 0.71% due 11/01/21[2,4,5]	1,250,000	1,079,590
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.67% due 01/15/23[2,4,5]	1,000,000	1,002,350
Drug Royalty II Limited Partnership 1 2012-1
2012-1, 4.30% due 01/15/25[2,4,5]	976,889	976,850
Telos Clo 2007-2 Ltd.
2007-2A, 2.50% due 04/15/22[2,4,5]	1,100,000	973,616
Telos CLO Ltd.
2013-3A, 3.29% due 01/17/24[2,4,5]	1,000,000	968,630
Knightsbridge CLO
2007-1A, 3.06% due 01/11/22[2,4,5]	1,000,000	940,750
CGRBS_13-VNO5
3.70% due 03/15/35	900,000	862,351
STRU2638
3.00% due 02/25/42	800,000	784,500
MCF CLO LLC
3.95% due 04/20/23	750,000	737,828
Rockwall CDO II Ltd.
2007-1A, 0.85% due 08/01/24[2,4,5]	900,000	713,187
ICE EM CLO
2007-1A, 1.06% due 08/15/22[2,4,5]	750,000	683,880
Newstar Trust
2012-2A, 3.56% due 01/20/23[2,4,5]	500,000	504,930
Marathon Clo II Ltd.
2005-2A, 1.08% due 12/20/19[2,4,5]	500,000	475,044
Golub Capital Partners Fundings Ltd.
2007-1A, 1.03% due 03/15/22[2,4,5]	500,000	469,325
Latitude CLO II Corp.
2006-2A, 1.08% due 12/15/18[2,4,5]	500,000	423,695
Acis CLO 2013-1 Ltd.
2013-1A, 3.28% due 04/18/24[2,4,5]	400,000	387,884
Cerberus Offshore Levered I, LP
2012-1A, 5.20% due 11/30/18[2,4,5]	350,000	352,720
Eastland CLO Ltd.
2007-1A, 0.70% due 05/01/22[2,4,5]	400,000	348,640
Westwood Cdo I Ltd.
2007-1A, 0.95% due 03/25/21[2,4,5]	300,000	268,530
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/24[4,5]	250,000	235,215
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.46% due 08/25/35[2]	116,172	113,425
Total Asset Backed Securities
(Cost $35,167,648)		35,575,347
U.S. GOVERNMENT SECURITIES† - 8.3%
U.S. Treasury Bill
0.00% due 04/04/13	7,000,000	6,999,993
0.00% due 04/11/13	3,000,000	2,999,976
Total U.S. Treasury Bill		9,999,969
Total U.S. Government Securities
(Cost $9,999,967)		9,999,969
SENIOR FLOATING RATE INTERESTS†† - 3.1%
Industrials - 1.2%
ServiceMaster Co.
4.25% due 01/31/17	$1,000,000	$1,010,000
AABS Ltd.
due 01/12/38	494,792	504,213
Total Industrials		1,514,213
Consumer Discretionary - 1.3%
Landry's, Inc.
4.74% due 04/24/18	698,237	703,474
7.50% due 04/24/18	1,763	1,776
Ollie's Holdings, Inc.
5.25% due 09/28/19	448,800	451,044
6.25% due 09/28/19	75	75
Party City Holdings, Inc.
4.25% due 07/27/19	350,000	352,352
Total Consumer Discretionary		1,508,721
Telecommunication Services - 0.4%
Asurion Corp.
4.50% due 05/24/19	473,813	478,494

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 3.1% (continued)
Information Technology - 0.2%
NuSil Corp.
5.00% due 04/07/17	$250,000	$251,485
Total Senior Floating Rate Interests
(Cost $3,704,692)		3,752,913
COLLATERALIZED MORTGAGE OBLIGATION†† - 2.8%
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.33% due 12/15/20[2,4,5]	1,100,000	1,054,080
VNO 2012-6AVE Mortgage Trust
2012-6AVE,3.34% due 11/15/30[2,4,5]	1,100,000	1,038,347
Credit Suisse Mortgage Capital Certificates
2007-TF2A,0.38% due 04/15/22[2,4,5]	1,011,085	991,681
T2 Income Fund CLO Ltd.
2007-1X,1.80% due 07/15/19[2]	250,000	231,763
Total Collateralized Mortgage Obligation
(Cost $3,301,642)		3,315,871
MORTGAGE BACKED SECURITIES†† - 2.4%
Fannie Mae[7]
3.00% due 04/25/43	1,000,000	973,130
2013-17,2.50% due 03/25/43	455,070	447,313
2013-34,3.00% due 04/25/43	400,000	390,000
1990-68, 6.95% due 07/25/20	1,306	1,444
1990-103, 7.50% due 09/25/20	389	428
Freddie Mac[7]
2013-4184,3.00% due 03/15/43	450,000	437,906
2013-4180,3.00% due 03/15/43	400,000	390,000
2013-4172,3.00% due 02/15/43	199,649	195,233
1990-188,7.00% due 09/15/21	567	633
JP Morgan Mortgage Trust 2006-A3
2006-A3, 2.87% due 04/25/36[2]	89,371	76,639
Ginnie Mae
#518436, 7.25% due 09/15/29	9,945	11,882
Total Mortgage Backed Securities
(Cost $2,931,072)		2,924,608
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES†† - 1.9%
Fannie Mae[7]
3.00% due 03/01/28	1,500,000	1,513,020
Freddie Mac.
3.00% due 04/24/28	750,000	751,300
Total U.S. Government Sponsored Agency Bonds & Notes
(Cost $2,248,125)		2,264,320
Total Investments - 100.5%
(Cost $120,223,104)		$121,060,018
Other Assets & Liabilities, net - (0.5)%		(636,833)
Total Net Assets - 100.0%		$120,423,185

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 28, 2013.
[3]	Perpetual maturity.
[4]	Security was acquired through a private placement.
[5]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $53,883,787 (cost $53,806,859), or 44.7% of total net assets.
[6]	Security is in default of interest and/or principal obligations.
[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Series J (Mid Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 82.2%
Consumer Discretionary - 20.7%
Jarden Corp.*	71,070	$3,045,350
Wyndham Worldwide Corp.	33,450	2,156,855
Priceline.com, Inc.*	2,840	1,953,721
Discovery Communications, Inc. — Class A*	24,800	1,952,752
Bed Bath & Beyond, Inc.*	30,250	1,948,705
Dick's Sporting Goods, Inc.	40,450	1,913,285
Starwood Hotels & Resorts Worldwide, Inc.	29,550	1,883,222
AutoZone, Inc.*	4,550	1,805,304
Las Vegas Sands Corp.	30,250	1,704,587
BorgWarner, Inc.*	21,950	1,697,613
Coach, Inc.	32,100	1,604,679
Wynn Resorts Ltd.	12,312	1,540,969
Tractor Supply Co.	14,100	1,468,233
Omnicom Group, Inc.	24,770	1,458,953
Urban Outfitters, Inc.*	35,200	1,363,648
Penn National Gaming, Inc.*	22,695	1,235,289
VF Corp.	6,225	1,044,244
Scripps Networks Interactive, Inc. — Class A	8,900	572,626
Total Consumer Discretionary		30,350,035
Information Technology - 17.1%
Alliance Data Systems Corp.*	16,549	2,679,118
Juniper Networks, Inc.*	135,000	2,502,900
Yahoo!, Inc.*	99,250	2,335,352
Citrix Systems, Inc.*	30,550	2,204,487
IAC/InterActiveCorp	44,888	2,005,596
Intuit, Inc.	29,990	1,968,843
Broadcom Corp. — Class A	52,490	1,819,829
Adobe Systems, Inc.*	38,980	1,696,020
Nuance Communications, Inc.*	76,120	1,536,102
Cadence Design Systems, Inc.*	105,120	1,464,322
NetApp, Inc.*	41,700	1,424,472
Avago Technologies Ltd.	36,260	1,302,459
Informatica Corp.*	21,400	737,658
Teradata Corp.*	11,975	700,657
F5 Networks, Inc.*	5,550	494,394
Total Information Technology		24,872,209
Health Care - 12.2%
Covidien plc	52,050	3,531,071
Cooper Companies, Inc.	21,090	2,275,189
Perrigo Co.	17,550	2,083,712
Cerner Corp.*	16,850	1,596,538
Teva Pharmaceutical Industries Ltd. ADR	32,855	1,303,686
Alexion Pharmaceuticals, Inc.*	13,300	1,225,462
Agilent Technologies, Inc.	27,340	1,147,460
Mylan, Inc.*	32,900	952,126
Regeneron Pharmaceuticals, Inc.*	5,115	902,286
CareFusion Corp.*	23,150	810,019
Vertex Pharmaceuticals, Inc.*	14,400	791,712
Thermo Fisher Scientific, Inc.	9,600	734,304
Illumina, Inc.*	8,100	437,400
Total Health Care		17,790,965
Industrials - 12.1%
Union Pacific Corp.	20,656	2,941,621
Triumph Group, Inc.	31,601	2,480,678
AMETEK, Inc.	53,030	2,299,380
Dover Corp.	30,100	2,193,688
Hubbell, Inc. — Class B	20,750	2,015,033
Precision Castparts Corp.	7,840	1,486,621
IHS, Inc. — Class A*	14,020	1,468,174
Cummins, Inc.	12,300	1,424,463
Stanley Black & Decker, Inc.	10,380	840,469
Joy Global, Inc.	7,180	427,354
Total Industrials		17,577,481
Materials - 6.9%
Eastman Chemical Co.	35,700	2,494,359
Airgas, Inc.	23,350	2,315,386
FMC Corp.	34,400	1,961,832
Ashland, Inc.	18,920	1,405,756
Ball Corp.	25,212	1,199,587
CF Industries Holdings, Inc.	3,200	609,184
Total Materials		9,986,104
Energy - 5.9%
Oil States International, Inc.*	25,995	2,120,412
Ensco plc — Class A	34,500	2,070,000
Concho Resources, Inc.*	16,100	1,568,623
Dresser-Rand Group, Inc.*	20,800	1,282,528
Pioneer Natural Resources Co.	7,400	919,450
Energy XXI Bermuda Ltd.	21,057	573,172
Total Energy		8,534,185
Financials - 5.4%
Discover Financial Services	65,860	2,953,162
KeyCorp	187,800	1,870,488
T. Rowe Price Group, Inc.	23,550	1,763,189
MetLife, Inc.	33,294	1,265,838
Total Financials		7,852,677
Consumer Staples - 1.9%
McCormick & Company, Inc.	22,720	1,671,056
Whole Foods Market, Inc.	12,800	1,110,400
Total Consumer Staples		2,781,456
Total Common Stocks
(Cost $109,055,997)		119,745,112
EXCHANGE TRADED FUNDS† - 12.5%
iShares Russell Midcap Growth Index Fund	112,015	7,826,488
Financial Select Sector SPDR Fund	330,200	6,006,338
Industrial Select Sector SPDR Fund	104,800	4,373,304
Total Exchange Traded Funds
(Cost $15,828,895)		18,206,130

Series J (Mid Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 5.2%
UMB Financial Corp. issued 03/28/13 at 0.02% due 04/01/13	$7,593,000	$7,593,000
Total Repurchase Agreement
(Cost $7,593,000)		$7,593,000
Total Investments - 99.9%
(Cost $132,477,892)		$145,544,242
Other Assets & Liabilities, net - 0.1%		186,310
Total Net Assets - 100.0%		$145,730,552

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 60.1%
iShares Core Total US Bond Market ETF	110,799	$12,268,773
SPDR S&P 500 ETF Trust	46,804	7,327,166
Vanguard S&P 500 ETF	101,785	7,291,877
iShares iBoxx Investment Grade Corporate Bond Fund	40,603	4,868,300
iShares Core S&P Mid-Capital ETF	37,201	4,280,719
iShares MSCI EAFE Index Fund	37,530	2,213,519
iShares Core S&P 500 ETF	2	315
Total Exchange Traded Funds
(Cost $35,028,234)		38,250,669
SHORT TERM INVESTMENTS†† - 36.6%
State Street General Account Money Market Fund	23,273,937	23,273,937
Total Short Term Investments
(Cost $23,273,937)		23,273,937
Total Investments - 96.7%
(Cost $58,302,171)		$61,524,606
Other Assets & Liabilities, net - 3.3%		2,128,987
Total Net Assets - 100.0%		$63,653,593

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $7,962,375)	102	$137,313
June 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,514,880)	16	35,332
April 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $1,155,172)	8	13,598
June 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $1,171,933)	9	(25,210)
June 2013 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $9,042,640)	109	(53,677)
(Total Aggregate Value of Contracts $20,847,000)		$107,356
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $12,796,421)	97	$37,025
June 2013 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,409,063)	20	(342)
(Total Aggregate Value of Contracts $17,205,484)		$36,683
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $931,500)	9	$13,928
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $1,603,000)	10	$28,175
June 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $1,179,000)	12	81
June 2013 British Pound Futures Contracts (Aggregate Value of Contracts $759,350)	8	(13,270)
(Total Aggregate Value of Contracts $3,541,350)		$14,986
EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $1,054,522)	22	$32,481
June 2013 DAX Index Futures Contracts†† (Aggregate Value of Contracts $501,891)	2	13,364
June 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $870,321)	9	9,282
June 2013 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $1,290,903)	9	547
June 2013 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $998,800)	16	(55,255)
(Total Aggregate Value of Contracts $4,716,437)		$419

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 97.3%
Financials - 25.4%
Wells Fargo & Co.	102,633	$3,796,395
Aon plc	44,950	2,764,425
JPMorgan Chase & Co.	56,000	2,657,760
American International Group, Inc.*	67,292	2,612,275
Berkshire Hathaway, Inc. — Class B*	23,500	2,448,700
Allstate Corp.	48,480	2,378,914
Hanover Insurance Group, Inc.[1]	44,320	2,201,818
U.S. Bancorp	55,557	1,885,049
BB&T Corp.	59,200	1,858,288
WR Berkley Corp.	41,850	1,856,885
Reinsurance Group of America, Inc. — Class A	26,545	1,583,940
State Street Corp.	25,770	1,522,749
American Financial Group, Inc.	23,270	1,102,533
Alleghany Corp.*	2,513	994,947
CME Group, Inc. — Class A	12,920	793,159
Employers Holdings, Inc.	33,000	773,850
Home Loan Servicing Solutions Ltd.	30,642	714,878
RenaissanceRe Holdings Ltd.	6,450	593,336
Endurance Specialty Holdings Ltd.	12,130	579,935
Ocwen Financial Corp.*	14,737	558,827
Citigroup, Inc.	12,230	541,055
Huntington Bancshares, Inc.	61,170	452,046
Zions Bancorporation	11,800	294,882
SVB Financial Group*	3,860	273,828
City National Corp.	4,550	268,041
First Niagara Financial Group, Inc.	29,660	262,788
Citizens Republic Bancorp, Inc.*	11,135	251,094
First Midwest Bancorp, Inc.	18,845	250,262
Wintrust Financial Corp.	6,260	231,870
Total Financials		36,504,529
Energy - 14.7%
Chevron Corp.	33,030	3,924,625
McDermott International, Inc.*	214,898	2,361,729
Apache Corp.	26,330	2,031,623
Halliburton Co.	46,300	1,870,983
ConocoPhillips	29,400	1,766,940
Whiting Petroleum Corp.*	29,335	1,491,391
Phillips 66	15,050	1,053,049
Williams Companies, Inc.	26,540	994,188
Exxon Mobil Corp.	11,020	993,012
Marathon Oil Corp.	29,180	983,950
Chesapeake Energy Corp.	42,000	857,220
Resolute Energy Corp.*	46,000	529,460
Goodrich Petroleum Corp.*	32,356	506,371
Oasis Petroleum, Inc.*	13,058	497,118
SandRidge Energy, Inc.*	87,511	461,183
Gulfport Energy Corp.*	9,730	445,926
Superior Energy Services, Inc.*	12,420	322,547
Total Energy		21,091,315
Industrials - 13.9%
URS Corp.	55,200	2,617,031
Republic Services, Inc. — Class A	77,100	2,544,300
Equifax, Inc.	43,820	2,523,594
United Technologies Corp.	25,800	2,410,494
Quanta Services, Inc.*	82,120	2,346,990
Parker Hannifin Corp.	21,386	1,958,530
Covanta Holding Corp.	67,000	1,350,050
Aegion Corp. — Class A*	42,010	972,532
Orbital Sciences Corp.*	48,821	814,822
Navigant Consulting, Inc.*	58,500	768,690
Saia, Inc.*	12,217	441,889
ICF International, Inc.*	11,100	301,920
DryShips, Inc.*	147,030	299,941
General Cable Corp.*	7,100	260,073
United Stationers, Inc.	4,990	192,864
Towers Watson & Co. — Class A	738	51,158
Total Industrials		19,854,878
Information Technology - 12.5%
Computer Sciences Corp.	93,650	4,610,389
TE Connectivity Ltd.	59,200	2,482,256
Cisco Systems, Inc.	106,700	2,231,097
Hewlett-Packard Co.	76,352	1,820,232
IXYS Corp.	176,300	1,690,717
Cree, Inc.*,2	29,430	1,610,115
Euronet Worldwide, Inc.*	29,331	772,579
NetApp, Inc.*	21,880	747,421
RF Micro Devices, Inc.*	119,150	633,878
Symmetricom, Inc.*	110,176	500,199
Maxwell Technologies, Inc.*	68,700	370,293
Power-One, Inc.*	62,655	260,018
Mercury Systems, Inc.*	19,910	146,737
Total Information Technology		17,875,931
Consumer Discretionary - 7.8%
Time Warner, Inc.	46,886	2,701,570
Lowe's Companies, Inc.	50,300	1,907,376
DeVry, Inc.	28,700	911,225
Cabela's, Inc.*,2	14,360	872,801
Brown Shoe Company, Inc.	52,392	838,272
Chico's FAS, Inc.	42,690	717,192
Jack in the Box, Inc.*	20,000	691,800
Harman International Industries, Inc.	15,054	671,860
Maidenform Brands, Inc.*	24,850	435,621
Jones Group, Inc.	31,924	406,073
Scholastic Corp.	14,500	386,425
Guess?, Inc.	13,843	343,722
Gentex Corp.	14,970	299,550
Total Consumer Discretionary		11,183,487
Health Care - 7.6%
Aetna, Inc.	43,660	2,231,898
Covidien plc	31,230	2,118,643
MEDNAX, Inc.*	17,500	1,568,525
UnitedHealth Group, Inc.	21,000	1,201,410
Teva Pharmaceutical Industries Ltd. ADR	24,920	988,826
Forest Laboratories, Inc.*	24,550	933,882
Universal Health Services, Inc. — Class B	9,340	596,546
Hologic, Inc.*	24,443	552,412
Alere, Inc.*	12,771	326,044
Kindred Healthcare, Inc.*	29,594	311,625
Total Health Care		10,829,811

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Consumer Staples - 6.7%
CVS Caremark Corp.	51,720	$2,844,083
Wal-Mart Stores, Inc.	29,900	2,237,417
Mondelez International, Inc. — Class A	53,700	1,643,756
Kraft Foods Group, Inc.	17,900	922,387
Hormel Foods Corp.	18,480	763,594
Bunge Ltd.	9,312	687,505
Darling International, Inc.*	27,525	494,349
Total Consumer Staples		9,593,091
Materials - 5.1%
Dow Chemical Co.	79,610	2,534,782
Coeur d'Alene Mines Corp.*	72,690	1,370,933
Owens-Illinois, Inc.*	47,630	1,269,340
Sonoco Products Co.	29,900	1,046,201
Allied Nevada Gold Corp.*	31,930	525,568
Zoltek Companies, Inc.*	30,900	369,255
Globe Specialty Metals, Inc.	18,460	256,963
Total Materials		7,373,042
Utilities - 3.2%
Edison International	61,120	3,075,558
Black Hills Corp.	13,950	614,358
Great Plains Energy, Inc.	23,922	554,751
MDU Resources Group, Inc.	13,819	345,337
Total Utilities		4,590,004
Telecommunication Services - 0.4%
Windstream Corp.	80,380	639,021
Total Common Stocks
(Cost $112,094,130)		139,535,109
Total Long Investments - 97.3%
(Cost $112,094,130)		$139,535,109

	Contracts
OPTIONS WRITTEN† - 0.0%
Call Options on:
Cree, Inc. Expiring May 2013 with strike price of $60.00	52	(10,660)
Cabela's Inc. Expiring June 2013 with strike price of $65.00	70	(14,700)
Total Call Options		(25,360)
Put Options on:
DeVry, Inc. Expiring May 2013 with strike price of $25.00	52	(520)
Allied Nevada Gold Corp. Expiring June 2013 with strike price of $15.00	237	(16,590)
Total Put Options		(17,110)
Total Options Written
(Premiums received $54,308)		(42,470)
Other Assets & Liabilities, net - 2.7%		3,843,269
Total Net Assets - 100.0%		$143,335,908

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written put option contracts at March 28, 2013.
[2]	All or a portion of this security is pledged as collateral for open written call option contracts at March 28, 2013.

ADR	American Depositary Receipt
plc	Public Limited Company

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 1.1%
Energy - 0.5%
Stallion Oilfield Holdings Ltd.*,†††,1	19,265	$770,601
Financials - 0.3%
CIT Group, Inc.*	7,613	331,013
Leucadia National Corp.	247	6,775
Adelphia Recovery Trust*,†††,1	5,270	53
Total Financials		337,841
Consumer Discretionary - 0.3%
Sonic Automotive, Inc. — Class A	15,103	334,682
Aimia, Inc.	5	76
MEDIQ, Inc.*,†††,1	92	1
Total Consumer Discretionary		334,759
Consumer Staples - 0.0%
Crimson Wine Group Ltd.*	24	223
Industrials - 0.0%
Delta Air Lines, Inc.*	1	16
Chorus Aviation, Inc.	3	12
Total Industrials		28
Total Common Stocks
(Cost $837,375)		1,443,452
PREFERRED STOCKS - 0.6%
Citigroup Capital XIII
7.88% due 10/30/40*,†,2	25,000	714,750
U.S. Shipping Corp.
% due *,†††,1	24,529	6,132
Total Preferred Stocks
(Cost $1,250,000)		720,882
WARRANTS††† - 0.0%
Reader's Digest Association, Inc.
$1.00, 02/19/14*,1	478	5
Total Warrants
(Cost $–)		5

	Face Amount
CORPORATE BONDS†† - 82.0%
Consumer Discretionary - 25.0%
Rural/Metro Corp.
10.13% due 07/15/19[3,4]	$2,250,000	2,263,125
Caesars Entertainment Operating Company, Inc.
9.00% due 02/15/20[3,4]	1,750,000	1,760,938
10.00% due 12/15/18	700,000	476,875
Snoqualmie Entertainment Authority
9.13% due 02/01/15[3,4]	2,125,000	2,125,000
Sabre, Inc.
8.50% due 05/15/19[3,4]	1,850,000	2,007,250
WMG Acquisition Corp.
11.50% due 10/01/18	1,250,000	1,467,188
6.00% due 01/15/21[3,4]	350,000	366,625
MDC Partners, Inc.
6.75% due 04/01/20[3,4]	1,750,000	1,767,500
Laureate Education, Inc.
9.25% due 09/01/19[3,4]	1,500,000	1,666,874
Wolverine World Wide, Inc.
6.13% due 10/15/20[3,4]	1,500,000	1,591,875
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3,4]	1,500,000	1,569,375
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	1,500,000	1,567,500
Dufry Finance SCA
5.50% due 10/15/20[3,4]	1,500,000	1,556,301
Southern Graphics, Inc.
8.38% due 10/15/20[3,4]	1,500,000	1,552,499
Royal Caribbean Cruises Ltd.
5.25% due 11/15/22	1,500,000	1,518,750
Travelport LLC
9.88% due 09/01/14	1,325,000	1,331,625
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18[3,4]	1,250,000	1,267,188
GRD Holdings III Corp.
10.75% due 06/01/19[3,4]	1,035,000	1,088,044
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	970,000	1,054,875
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	950,000	1,054,500
INTCOMEX, Inc.
13.25% due 12/15/14	775,000	798,250
Stanadyne Corp.
10.00% due 08/15/14	750,000	745,312
ServiceMaster Co.
7.00% due 08/15/20[3,4]	375,000	388,125
8.00% due 02/15/20	175,000	187,688
American Standard Americas
10.75% due 01/15/16[3,4]	520,000	539,500
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.50% due 10/01/18	253,000	274,505
Stanadyne Holdings, Inc.
12.00% due 02/15/15[5]	125,000	87,813
Total Consumer Discretionary		32,075,100
Energy - 16.0%
Exterran Holdings, Inc.
7.25% due 12/01/18	1,625,000	1,746,875
Bill Barrett Corp.
7.00% due 10/15/22	1,250,000	1,309,375
7.63% due 10/01/19	405,000	430,313
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	1,625,000	1,714,375
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[3,4]	1,500,000	1,664,999

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
CORPORATE BONDS†† - 82.0% (continued)
Energy - 16.0% (continued)
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[3,4]	$1,500,000	$1,638,750
Bristow Group, Inc.
6.25% due 10/15/22	1,500,000	1,620,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	1,250,000	1,337,500
8.63% due 10/15/20	250,000	276,250
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	1,500,000	1,590,000
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20[3,4]	1,500,000	1,563,750
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	1,500,000	1,563,750
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20[3,4]	1,100,000	1,160,500
Magnum Hunter Resources Corp.
9.75% due 05/15/20[3,4]	1,065,000	1,118,250
Stallion Oilfield Holdings Ltd.
10.50% due 02/15/15	500,000	527,500
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[3,4]	505,000	522,675
Access Midstream Partners Limited Partnership / ACMP Finance Corp.
4.88% due 05/15/23	425,000	419,688
Exterran Partners Limited Partnership / EXLP Finance Corp.
6.00% due 04/01/21[3,4]	175,000	174,344
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	150,000	160,125
SESI LLC
7.13% due 12/15/21	125,000	139,844
Total Energy		20,678,863
Financials - 9.2%
Nelnet, Inc.
3.66% due 09/29/36[2]	3,440,000	2,554,200
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20[3,4]	1,500,000	1,657,499
Nuveen Investments, Inc.
9.13% due 10/15/17[3,4]	1,575,000	1,626,188
Lancashire Holdings Ltd.
5.70% due 10/01/22[3,4]	1,500,000	1,488,038
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,3,4,6]	1,400,000	1,404,200
Kennedy-Wilson, Inc.
8.75% due 04/01/19[3,4]	1,175,000	1,269,000
Wilton Re Finance LLC
5.88% due 03/30/33[2,3,4]	900,000	909,075
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[3,4]	400,000	415,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[3,4]	325,000	331,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[3,4]	255,000	259,463
Total Financials		11,914,163
Consumer Staples - 7.8%
US Foods, Inc.
8.50% due 06/30/19[3,4]	1,550,000	1,644,937
Spectrum Brands Escrow Corp.
6.38% due 11/15/20[3,4]	775,000	832,156
6.63% due 11/15/22[3,4]	725,000	786,625
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3,4]	1,194,000	1,313,399
American Achievement Corp.
10.88% due 04/15/16[3,4]	1,050,000	1,018,500
Hawk Acquisition Sub, Inc.
4.25% due 10/15/20[3,4]	850,000	851,063
Harbinger Group, Inc.
7.88% due 07/15/19[3,4]	800,000	844,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.50% due 05/15/18	750,000	788,438
Bumble Bee Holdco SCA
9.63% due 03/15/18[3,4]	600,000	624,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
8.25% due 09/01/17	500,000	537,188
ARAMARK Corp.
5.75% due 03/15/20[3,4]	300,000	306,750
Vector Group Ltd.
7.75% due 02/15/21[3,4]	270,000	284,175
Armored Autogroup, Inc.
9.25% due 11/01/18	300,000	267,750
Total Consumer Staples		10,098,981
Telecommunication Services - 5.7%
Univision Communications, Inc.
6.75% due 09/15/22[3,4]	1,500,000	1,620,000
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22[3,4]	1,500,000	1,571,250
Griffey Intermediate Incorporated / Griffey Finance Sub LLC
7.00% due 10/15/20[3,4]	1,500,000	1,530,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
CORPORATE BONDS†† - 82.0% (continued)
Telecommunication Services - 5.7% (continued)
Avaya, Inc.
10.13% due 11/01/15	$725,000	$723,188
9.75% due 11/01/15	400,000	399,000
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[3,4]	450,000	462,375
Clearwire Communications LLC / Clearwire Finance, Inc.
12.00% due 12/01/15[3,4]	300,000	323,625
Lynx I Corp.
5.38% due 04/15/21[3,4]	295,000	306,800
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[3,4]	290,000	306,675
Baker & Taylor Acquisitions Corp.
15.00% due 04/01/17[3,4]	140,000	107,800
Total Telecommunication Services		7,350,713
Information Technology - 5.6%
First Data Corp.
8.75% due 01/15/22[3,4]	1,625,000	1,718,437
ViaSat, Inc.
6.88% due 06/15/20	1,500,000	1,608,750
Nuance Communications, Inc.
5.38% due 08/15/20[3,4]	1,500,000	1,518,750
Stratus Technologies Bermuda Limited / Stratus Technologies, Inc.
12.00% due 03/29/15	575	588,656
Equinix, Inc.
5.38% due 04/01/23	275,000	278,438
4.88% due 04/01/20	200,000	201,500
IMS Health, Inc.
6.00% due 11/01/20[3,4]	425,000	443,063
IAC
4.75% due 12/15/22[3,4]	350,000	342,125
Stream Global Services, Inc.
11.25% due 10/01/14[3,4]	270,000	279,450
Aspect Software, Inc.
10.63% due 05/15/17	265,000	265,000
Total Information Technology		7,244,169
Materials - 4.0%
APERAM
7.75% due 04/01/18[3,4]	1,500,000	1,492,499
IAMGOLD Corp.
6.75% due 10/01/20[3,4]	1,500,000	1,443,749
TPC Group, Inc.
8.75% due 12/15/20[3,4]	705,000	734,963
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20	550,000	560,313
Eldorado Gold Corp.
6.13% due 12/15/20[3,4]	465,000	482,438
Mirabela Nickel Ltd.
8.75% due 04/15/18[3,4]	475,000	433,438
Total Materials		5,147,400
Industrials - 4.0%
CEVA Group plc
8.38% due 12/01/17[3,4]	1,250,000	1,287,500
Alion Science & Technology Corp.
10.25% due 02/01/15	1,500,000	840,000
FTI Consulting, Inc.
6.00% due 11/15/22[3,4]	787,500	832,781
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	750,000	815,625
Thermadyne Holdings Corp.
9.00% due 12/15/17	625,000	681,250
Covanta Holding Corp.
6.38% due 10/01/22	500,000	544,205
Triumph Group, Inc.
8.00% due 11/15/17	100,000	107,250
Total Industrials		5,108,611
Health Care - 3.4%
Apria Healthcare Group, Inc.
11.25% due 11/01/14	1,900,000	1,957,000
Physiotherapy Associates Holdings, Inc.
11.88% due 05/01/19[3,4]	1,230,000	1,183,875
Biomet, Inc.
6.50% due 08/01/20[3,4]	1,000,000	1,061,250
Symbion, Inc.
11.00% due 08/23/15	211,751	216,515
Total Health Care		4,418,640
Utilities - 1.3%
Elwood Energy LLC
8.16% due 07/05/26	1,092,575	1,136,278
Calpine Corp.
7.88% due 01/15/23[3,4]	450,000	499,500
SemGroup, LP
8.75% due 11/15/15†††,1,8	1,500,000	—
Total Utilities		1,635,778
Total Corporate Bonds
(Cost $101,188,225)		105,672,418
SENIOR FLOATING RATE INTERESTS†† - 14.4%
Consumer Discretionary - 5.1%
Transtar Industries, Inc.
9.75% due 10/09/19	$1,500,000	$1,537,499
GCA Services Group, Inc.
9.25% due 11/01/20	1,500,000	1,500,000
Intrawest ULC
7.00% due 12/03/17	1,100,000	1,119,943
Endurance International Group, Inc.
10.25% due 05/09/20	750,000	753,285
FleetPride, Inc.
9.25% due 05/15/20	600,000	600,000
Sirva Worldwide, Inc.
due 03/22/19[7]	600,000	591,000
Edmentum, Inc.
due 05/17/18[7]	300,000	300,750

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 14.4% (continued)
Consumer Discretionary - 5.1% (continued)
Sutherland Global Services, Inc.
7.25% due 03/06/19	$250,000	$246,875
Total Consumer Discretionary		6,649,352
Information Technology - 3.4%
Go Daddy Operating Company LLC
4.25% due 12/17/18	1,496,212	1,502,137
SumTotal Systems, Inc.
6.25% due 11/16/18	1,496,250	1,495,322
7.25% due 11/16/18	3,750	3,748
Wall Street Systems Holdings, Inc.
9.25% due 10/25/20	750,000	753,750
Associated Partners
6.70% due 12/21/15	700,000	684,006
Total Information Technology		4,438,963
Consumer Staples - 1.3%
AdvancePierre Foods, Inc.
9.50% due 10/02/17	1,600,000	1,644,000
Utilities - 1.2%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,500,000	1,550,625
Financials - 1.2%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	1,200,000	1,228,500
First Advantage Corp.
6.25% due 02/28/19	300,000	299,439
Total Financials		1,527,939
Health Care - 0.8%
One Call Medical, Inc.
5.50% due 08/19/19	748,125	753,272
PRA International
10.50% due 06/10/19	250,000	252,500
Total Health Care		1,005,772
Energy - 0.5%
Panda Sherman Power LLC
9.00% due 09/14/18	650,000	657,313
Telecommunication Services - 0.5%
Avaya, Inc.
8.00% due 03/31/18	650,000	653,660
Industrials - 0.4%
Panolam Industries International, Inc.
7.25% due 08/23/17	305,644	304,116
NANA Development Corp.
due 03/20/18[7]	150,000	149,625
Total Industrials		453,741
Total Senior Floating Rate Interests
(Cost $18,097,918)		18,581,365
CONVERTIBLE BONDS†† - 2.0%
Industrials - 1.5%
DryShips, Inc.
5.00% due 12/01/14	2,166,000	1,866,821
Energy - 0.5%
USEC, Inc.
3.00% due 10/01/14	2,050,000	697,000
Total Convertible Bonds
(Cost $3,784,465)		2,563,821
Total Investments - 100.1%
(Cost $125,157,983)		$128,981,943
Other Assets & Liabilities, net - (0.1)%		(76,790)
Total Net Assets - 100.0%		$128,905,153

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 28, 2013.
[3]	Security was acquired through a private placement.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $67,201,401 (cost $64,204,692), or 52.1% of total net assets.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	Perpetual maturity.
[7]	Security with no rate was unsettled at March 28, 2013.
[8]	Security is in default of interest and/or principal obligations.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 98.4%
Financials - 23.5%
Hanover Insurance Group, Inc.[1]	99,890	$4,962,534
Reinsurance Group of America, Inc. — Class A	44,645	2,663,968
Home Loan Servicing Solutions Ltd.	111,270	2,595,929
Redwood Trust, Inc.	91,160	2,113,089
Endurance Specialty Holdings Ltd.	42,640	2,038,618
Horace Mann Educators Corp.	82,900	1,728,465
Bancorp, Inc.*	113,300	1,569,204
Ocwen Financial Corp.*	38,851	1,473,230
1st Source Corp.	59,470	1,409,439
PrivateBancorp, Inc. — Class A	63,522	1,201,201
Safeguard Scientifics, Inc.*	68,820	1,087,356
Employers Holdings, Inc.	44,540	1,044,463
Lexington Realty Trust	86,150	1,016,570
AMERISAFE, Inc.	28,364	1,008,057
Navigators Group, Inc.*	15,540	912,975
Solar Senior Capital Ltd.	43,289	831,149
Berkshire Hills Bancorp, Inc.	24,730	631,604
BancFirst Corp.	13,037	543,643
BancorpSouth, Inc.	19,060	310,678
Total Financials		29,142,172
Industrials - 20.6%
Covanta Holding Corp.	131,800	2,655,770
Aegion Corp. — Class A*	76,918	1,780,651
Celadon Group, Inc.	84,479	1,762,231
ICF International, Inc.*	64,220	1,746,784
General Cable Corp.*	46,646	1,708,643
Navigant Consulting, Inc.*	122,180	1,605,445
Orbital Sciences Corp.*	89,421	1,492,437
Powell Industries, Inc.*	26,253	1,380,120
Sterling Construction Company, Inc.*	118,408	1,289,463
Dynamic Materials Corp.	73,637	1,281,284
KEYW Holding Corp.*	76,963	1,241,413
Energy Recovery, Inc.*	303,190	1,121,803
Saia, Inc.*	30,927	1,118,630
EnergySolutions, Inc.*	245,870	922,013
Great Lakes Dredge & Dock Corp.	127,103	855,403
PMFG, Inc.*	131,760	812,959
DigitalGlobe, Inc.*	23,487	679,009
Global Power Equipment Group, Inc.	35,030	617,229
DryShips, Inc.*	247,320	504,533
Marten Transport Ltd.	23,259	468,204
Vitran Corporation, Inc. — Class A*	71,480	437,458
Total Industrials		25,481,482
Information Technology - 16.6%
Cree, Inc.*,2	61,450	3,361,929
Insight Enterprises, Inc.*	91,169	1,879,905
Global Cash Access Holdings, Inc.*	262,880	1,853,304
Carbonite, Inc.*	152,960	1,674,912
IXYS Corp.	157,210	1,507,644
RF Micro Devices, Inc.*	256,330	1,363,676
Global Payments, Inc.	25,640	1,273,282
Maxwell Technologies, Inc.*	209,229	1,127,745
Digi International, Inc.*	125,839	1,123,742
Silicon Graphics International Corp.*	72,840	1,001,550
Spansion, Inc. — Class A*	75,380	970,141
Multi-Fineline Electronix, Inc.*	49,410	762,396
Semtech Corp.*	21,320	754,515
Power-One, Inc.*	152,515	632,937
Mercury Systems, Inc.*	58,760	433,061
Symmetricom, Inc.*	92,641	420,590
Euronet Worldwide, Inc.*	10,508	276,781
Total Information Technology		20,418,110
Consumer Discretionary - 13.0%
International Speedway Corp. — Class A	62,060	2,028,121
Cabela's, Inc.*,2	31,980	1,943,744
Chico's FAS, Inc.	97,640	1,640,351
Brown Shoe Company, Inc.	101,000	1,616,000
iRobot Corp.*	60,505	1,552,558
Maidenform Brands, Inc.*	86,340	1,513,541
DeVry, Inc.	46,840	1,487,170
Jones Group, Inc.	81,877	1,041,475
Scholastic Corp.	33,764	899,811
Guess?, Inc.	34,178	848,640
Coldwater Creek, Inc.*	254,389	803,869
Gentex Corp.	30,850	617,309
Total Consumer Discretionary		15,992,589
Energy - 9.0%
Abraxas Petroleum Corp.*	798,690	1,844,974
Clayton Williams Energy, Inc.*	40,597	1,775,307
Goodrich Petroleum Corp.*	103,896	1,625,972
PDC Energy, Inc.*	30,442	1,509,010
Resolute Energy Corp.*	124,060	1,427,931
Oasis Petroleum, Inc.*	31,984	1,217,631
Gulfport Energy Corp.*	20,765	951,660
Sanchez Energy Corp.*	35,149	700,168
Total Energy		11,052,653
Materials - 5.6%
Zoltek Companies, Inc.*	149,540	1,787,004
Coeur d'Alene Mines Corp.*	90,040	1,698,154
Landec Corp.*	101,554	1,469,486
Allied Nevada Gold Corp.*	86,220	1,419,181
Globe Specialty Metals, Inc.	38,080	530,074
Total Materials		6,903,899
Utilities - 4.5%
UGI Corp.	65,490	2,514,160
Black Hills Corp.	29,180	1,285,088
South Jersey Industries, Inc.	19,650	1,092,344
MDU Resources Group, Inc.	25,365	633,871
Total Utilities		5,525,463
Health Care - 3.6%
Greatbatch, Inc.*	48,521	1,449,322
Invacare Corp.	83,640	1,091,502
Alere, Inc.*	27,045	690,459
Kindred Healthcare, Inc.*	65,010	684,555
Horizon Pharma, Inc.*	196,300	531,973
Total Health Care		4,447,811

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Consumer Staples - 2.0%
Central Garden and Pet Co. — Class A*	145,502	$1,196,027
Darling International, Inc.*	58,216	1,045,559
Central Garden and Pet Co.*	19,047	164,185
Total Consumer Staples		2,405,771
Total Common Stocks
(Cost $97,456,921)		121,369,950
CONVERTIBLE PREFERRED STOCK - 0.0%
Thermoenergy Corp.*,3,†††	116,667	14,649
Total Convertible Preferred Stock
(Cost $111,410)		14,649
WARRANTS†† - 0.0%
Horizon Pharma, Inc.
$4.58, 09/20/17*	98,150	21,593
Total Warrants
(Cost $–)		21,593

	Face Amount
CONVERTIBLE BONDS†† - 0.4%
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$600,000	517,125
Total Convertible Bonds
(Cost $507,921)		517,125
Total Long Investments - 98.8%
(Cost $98,076,252)		$121,923,317

	Contracts
OPTIONS WRITTEN† - 0.0%
Call Options on:
Cree, Inc.
Expiring May 2013 with strike price of $60.00	46	(9,430)
Cabela's Inc.
Expiring June 2013 with strike price of $65.00	100	(21,000)
Total Call Options		(30,430)
Put Options on:
DeVry, Inc.
Expiring May 2013 with strike price of $25.00	85	(850)
Allied Nevada Gold Corp.
Expiring June 2013 with strike price of $15.00	220	(15,400)
Total Put Options		(16,250)
Total Options Written
(Premiums received $67,892)		(46,680)
Other Assets & Liabilities, net - 1.2%		1,465,868
Total Net Assets - 100.0%		$123,342,505

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written put option contracts at March 28, 2013.
[2]	All or a portion of this security is pledged as collateral for open written call option contracts at March 28, 2013.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 98.3%
Financials - 26.6%
Hanover Insurance Group, Inc.[1]	249,360	$12,388,206
WR Berkley Corp.	154,920	6,873,800
Reinsurance Group of America, Inc. — Class A	106,227	6,338,565
American Financial Group, Inc.	130,380	6,177,404
Alleghany Corp.*	13,617	5,391,243
Northern Trust Corp.	78,400	4,277,504
Endurance Specialty Holdings Ltd.	72,896	3,485,158
RenaissanceRe Holdings Ltd.	37,400	3,440,426
Ocwen Financial Corp.*	88,671	3,362,405
Lexington Realty Trust	254,053	2,997,825
Huntington Bancshares, Inc.	357,220	2,639,856
Employers Holdings, Inc.	98,600	2,312,170
Home Loan Servicing Solutions Ltd.	98,753	2,303,907
Zions Bancorporation	64,180	1,603,858
SVB Financial Group*	21,020	1,491,159
City National Corp.	24,780	1,459,790
Redwood Trust, Inc.	61,138	1,417,178
Citizens Republic Bancorp, Inc.*	60,595	1,366,417
First Midwest Bancorp, Inc.	102,473	1,360,841
Investors Real Estate Trust	133,340	1,316,066
First Niagara Financial Group, Inc.	144,430	1,279,650
Wintrust Financial Corp.	34,030	1,260,471
BancorpSouth, Inc.	42,650	695,195
Bimini Capital Management, Inc. — Class A*	120,738	39,844
Total Financials		75,278,938
Industrials - 16.9%
Covanta Holding Corp.	327,620	6,601,543
Quanta Services, Inc.*	207,260	5,923,490
URS Corp.	116,500	5,523,265
Aegion Corp. — Class A*	200,700	4,646,205
Navigant Consulting, Inc.*	347,040	4,560,105
General Cable Corp.*	108,366	3,969,447
Orbital Sciences Corp.*	209,464	3,495,954
Saia, Inc.*	70,051	2,533,745
ICF International, Inc.*	88,000	2,393,600
Babcock & Wilcox Co.	70,442	2,001,257
DigitalGlobe, Inc.*	53,813	1,555,734
United Stationers, Inc.	37,810	1,461,357
Equifax, Inc.	24,630	1,418,442
DryShips, Inc.*	578,750	1,180,650
Atlas Air Worldwide Holdings, Inc.*	6,577	268,079
Towers Watson & Co. — Class A	3,568	247,334
Thermoenergy Corp.*	905,961	45,207
Total Industrials		47,825,414
Information Technology - 12.4%
Computer Sciences Corp.	192,100	9,457,083
Cree, Inc.*,2	143,750	7,864,563
IXYS Corp.	488,690	4,686,537
RF Micro Devices, Inc.*	580,670	3,089,164
Global Payments, Inc.	58,780	2,919,015
Maxwell Technologies, Inc.*	387,650	2,089,434
Semtech Corp.*	49,360	1,746,850
Power-One, Inc.*	355,641	1,475,910
Symmetricom, Inc.*	213,105	967,497
Euronet Worldwide, Inc.*	24,083	634,346
Total Information Technology		34,930,399
Consumer Discretionary - 9.6%
Cabela's, Inc.*,2	73,220	4,450,312
Brown Shoe Company, Inc.	241,761	3,868,177
Chico's FAS, Inc.	230,160	3,866,688
Maidenform Brands, Inc.*	142,060	2,490,311
Jack in the Box, Inc.*	69,860	2,416,457
Jones Group, Inc.	189,844	2,414,816
Scholastic Corp.	78,384	2,088,934
DeVry, Inc.	63,027	2,001,107
Guess?, Inc.	79,069	1,963,283
Gentex Corp.	71,730	1,435,317
HydroGen Corp.*,4	672,346	8,337
Total Consumer Discretionary		27,003,739
Energy - 9.0%
McDermott International, Inc.*	376,626	4,139,120
Whiting Petroleum Corp.*	74,720	3,798,764
Goodrich Petroleum Corp.*	219,877	3,441,075
SandRidge Energy, Inc.*	609,574	3,212,455
Resolute Energy Corp.*	254,600	2,930,446
Oasis Petroleum, Inc.*	72,436	2,757,639
Gulfport Energy Corp.*	47,077	2,157,539
Superior Energy Services, Inc.*	59,700	1,550,409
Sanchez Energy Corp.*	69,513	1,384,699
Total Energy		25,372,146
Materials - 8.9%
Owens-Illinois, Inc.*	256,010	6,822,666
Sonoco Products Co.	134,490	4,705,805
Coeur d'Alene Mines Corp.*	204,110	3,849,515
Allied Nevada Gold Corp.*	195,160	3,212,334
Landec Corp.*	187,400	2,711,677
Zoltek Companies, Inc.*	214,990	2,569,131
Globe Specialty Metals, Inc.	99,240	1,381,421
Total Materials		25,252,549
Health Care - 5.5%
Hologic, Inc.*	146,044	3,300,594
Universal Health Services, Inc. — Class B	51,140	3,266,312
Forest Laboratories, Inc.*	76,380	2,905,495
MEDNAX, Inc.*	31,635	2,835,445
Kindred Healthcare, Inc.*	160,530	1,690,381
Alere, Inc.*	61,986	1,582,503
Total Health Care		15,580,730
Utilities - 5.2%
Black Hills Corp.	84,250	3,710,370
Great Plains Energy, Inc.	154,315	3,578,564
UGI Corp.	77,999	2,994,382
Pepco Holdings, Inc.	134,040	2,868,456
MDU Resources Group, Inc.	63,731	1,592,638
Total Utilities		14,744,410
Consumer Staples - 4.2%
Bunge Ltd.	54,974	4,058,730
Hormel Foods Corp.	86,300	3,565,916
Darling International, Inc.*	131,997	2,370,666

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Consumer Staples - 4.2% (continued)
JM Smucker Co.	18,080	$1,792,813
Total Consumer Staples		11,788,125
Total Common Stocks
(Cost $220,469,791)		277,776,450
CONVERTIBLE PREFERRED STOCK - 0.0%
Thermoenergy Corp.*,3,†††	308,333	38,714
Total Convertible Preferred Stock
(Cost $294,438)		38,714
	Face Amount
CONVERTIBLE BONDS†† - 0.4%
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$1,450,000	1,249,719
Total Convertible Bonds
(Cost $1,237,829)		1,249,719
Total Long Investments - 98.7%
(Cost $222,002,058)		$279,064,883

	Contracts
OPTIONS WRITTEN† - 0.0%
Call Options on:
Cree, Inc. Expiring May 2013 with strike price of $60.00	105	(21,525)
Cabela's Inc. Expiring June 2013 with strike price of $65.00	245	(51,450)
Total Call Options		(72,975)
Put Options on:
DeVry, Inc. Expiring May 2013 with strike price of $25.00	228	(2,280)
Allied Nevada Gold Corp. Expiring June 2013 with strike price of $15.00	505	(35,350)
Total Put Options		(37,630)
Total Options Written
(Premiums received $168,564)		(110,605)
Other Assets & Liabilities, net - 1.3%		3,542,330
Total Net Assets - 100.0%		$282,496,608

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open written put option contracts at March 28, 2013.
[2]	All or a portion of this security is pledged as collateral for open written call option contracts at March 28, 2013.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Affiliated issuer — See Note 4.

Series X (StylePlus - Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 81.7%
Consumer Discretionary - 17.1%
Jarden Corp.*	12,930	$554,051
Vail Resorts, Inc.	8,885	553,713
Hanesbrands, Inc.*	10,680	486,581
MDC Partners, Inc. — Class A	29,700	480,249
Oxford Industries, Inc.	8,710	462,501
Pier 1 Imports, Inc.	19,300	443,900
Penn National Gaming, Inc.*	7,565	411,763
Monro Muffler Brake, Inc.	9,710	385,584
Imax Corp.*	14,000	374,220
Pinnacle Entertainment, Inc.*	22,186	324,359
Lennar Corp. — Class A	7,505	311,307
G-III Apparel Group Ltd.*	7,050	282,776
Ulta Salon Cosmetics & Fragrance, Inc.*	3,215	260,962
Ignite Restaurant Group, Inc.*	16,150	237,082
SodaStream International Ltd.*	3,075	152,643
HomeAway, Inc.*	3,400	110,500
Select Comfort Corp.*	3,300	65,241
Total Consumer Discretionary		5,897,432
Information Technology - 16.2%
Alliance Data Systems Corp.*	3,246	525,495
Cavium, Inc.*	12,050	467,661
IAC/InterActiveCorp	9,747	435,496
Informatica Corp.*	11,950	411,917
Cadence Design Systems, Inc.*	27,920	388,926
Aruba Networks, Inc.*	15,450	382,233
Nuance Communications, Inc.*	17,960	362,433
FEI Co.	5,350	345,342
Nanometrics, Inc.*	23,615	340,764
Lattice Semiconductor Corp.*	55,400	301,930
Sourcefire, Inc.*	4,800	284,304
Harmonic, Inc.*	45,000	260,550
Aspen Technology, Inc.*	7,200	232,488
Ciena Corp.*	13,350	213,734
SYNNEX Corp.*	4,520	167,240
Rofin-Sinar Technologies, Inc.*	5,110	138,430
Riverbed Technology, Inc.*	8,808	131,327
QLIK Technologies, Inc.*	4,851	125,301
Pactera Technology International Ltd. ADR*	11,150	71,583
Total Information Technology		5,587,154
Health Care - 14.6%
athenahealth, Inc.*	5,370	521,105
Cooper Companies, Inc.	4,625	498,945
Endologix, Inc.*	24,400	394,060
Cepheid, Inc.*	9,195	352,811
Haemonetics Corp.*	8,330	347,028
BioMarin Pharmaceutical, Inc.*	5,370	334,335
Health Management Associates, Inc. — Class A*	25,480	327,928
Acorda Therapeutics, Inc.*	8,750	280,263
Pharmacyclics, Inc.*	3,150	253,292
Hologic, Inc.*	10,710	242,045
Incyte Corporation Ltd.*	8,350	195,474
Auxilium Pharmaceuticals, Inc.*	11,185	193,277
Exact Sciences Corp.*	18,650	182,770
HeartWare International, Inc.*	1,750	154,753
AngioDynamics, Inc.*	11,760	134,417
HMS Holdings Corp.*	4,725	128,284
Ariad Pharmaceuticals, Inc.*	6,300	113,967
Questcor Pharmaceuticals, Inc.	2,950	95,993
NxStage Medical, Inc.*	7,250	81,780
CardioNet, Inc.*	30,915	75,123
Halozyme Therapeutics, Inc.*	12,940	74,664
Achillion Pharmaceuticals, Inc.*	7,400	64,676
Total Health Care		5,046,990
Industrials - 13.0%
Triumph Group, Inc.	9,630	755,954
B/E Aerospace, Inc.*	9,940	599,283
AECOM Technology Corp.*	15,470	507,416
Kansas City Southern	4,340	481,306
Hexcel Corp.*	12,850	372,779
Crane Co.	5,911	330,189
IDEX Corp.	5,702	304,601
Regal-Beloit Corp.	3,430	279,751
Colfax Corp.*	4,900	228,046
Acuity Brands, Inc.	3,175	220,186
Wabtec Corp.	2,010	205,241
Beacon Roofing Supply, Inc.*	4,600	177,836
PMFG, Inc.*	6,825	42,110
Total Industrials		4,504,698
Materials - 5.7%
Ashland, Inc.	6,150	456,944
Kaiser Aluminum Corp.	6,630	428,630
Cytec Industries, Inc.	5,027	372,400
Albemarle Corp.	4,888	305,598
HB Fuller Co.	6,070	237,216
Silgan Holdings, Inc.	3,700	174,825
Total Materials		1,975,613
Energy - 5.4%
Dresser-Rand Group, Inc.*	6,550	403,873
Superior Energy Services, Inc.*	14,520	377,084
Oil States International, Inc.*	3,860	314,860
McDermott International, Inc.*	28,050	308,270
Energy XXI Bermuda Ltd.	9,692	263,816
Stone Energy Corp.*	8,400	182,700
Total Energy		1,850,603
Financials - 5.1%
IBERIABANK Corp.	9,855	492,946
HCC Insurance Holdings, Inc.	11,050	464,431
Amtrust Financial Services, Inc.	9,910	343,382
Texas Capital Bancshares, Inc.*	6,950	281,128
Stifel Financial Corp.*	5,152	178,620
Total Financials		1,760,507
Consumer Staples - 2.0%
J&J Snack Foods Corp.	3,325	255,659
Annie's, Inc.*	6,100	233,386
Boulder Brands, Inc.*	23,100	207,438
Total Consumer Staples		696,483
Utilities - 1.7%
NorthWestern Corp.	14,385	573,386
Telecommunication Services - 0.9%
SBA Communications Corp. — Class A*	4,510	324,810

Series X (StylePlus - Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 81.7% (continued)
Total Common Stocks
(Cost $24,796,644)		$28,217,676
EXCHANGE TRADED FUNDS† - 13.6%
iShares Russell 2000 Growth Index Fund	28,930	3,117,208
PowerShares S&P SmallCap Health Care Portfolio	39,130	1,569,504
Total Exchange Traded Funds
(Cost $4,209,293)		4,686,712
Total Investments - 95.3%
(Cost $29,005,937)		$32,904,388
Other Assets & Liabilities, net - 4.7%		1,627,558
Total Net Assets - 100.0%		$34,531,946

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

Series Y (StylePlus - Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 87.0%
Information Technology - 25.5%
Apple, Inc.	5,100	$2,257,413
Google, Inc. — Class A*	1,745	1,385,583
International Business Machines Corp.	5,758	1,228,181
eBay, Inc.*	21,161	1,147,350
QUALCOMM, Inc.	16,576	1,109,763
Oracle Corp.	29,912	967,354
Cognizant Technology Solutions Corp. — Class A*	9,324	714,312
Juniper Networks, Inc.*	34,291	635,755
Total Information Technology		9,445,711
Consumer Discretionary - 22.6%
TJX Companies, Inc.	25,275	1,181,605
Walt Disney Co.	20,667	1,173,886
Starbucks Corp.	20,207	1,150,991
Priceline.com, Inc.*	1,591	1,094,497
Home Depot, Inc.	14,649	1,022,207
Wynn Resorts Ltd.	7,525	941,829
Comcast Corp. — Class A	22,375	939,974
BorgWarner, Inc.*	11,150	862,341
Total Consumer Discretionary		8,367,330
Consumer Staples - 12.3%
Coca-Cola Co.	32,226	1,303,219
Procter & Gamble Co.	16,694	1,286,440
Estee Lauder Companies, Inc. — Class A	17,313	1,108,551
Walgreen Co.	17,975	857,048
Total Consumer Staples		4,555,258
Industrials - 10.7%
United Technologies Corp.	11,938	1,115,367
Boeing Co.	12,194	1,046,855
Cummins, Inc.	7,928	918,142
Emerson Electric Co.	16,202	905,206
Total Industrials		3,985,570
Health Care - 6.7%
Gilead Sciences, Inc.*	20,175	987,163
Abbott Laboratories	22,844	806,850
Covidien plc	10,214	692,918
Total Health Care		2,486,931
Energy - 4.6%
Schlumberger Ltd.	12,856	962,786
EOG Resources, Inc.	5,907	756,509
Total Energy		1,719,295
Materials - 2.5%
Praxair, Inc.	8,150	909,051
Financials - 2.1%
JPMorgan Chase & Co.	16,803	797,470
Total Common Stocks
(Cost $29,629,279)		32,266,616
EXCHANGE TRADED FUNDS† - 7.4%
Health Care Select Sector SPDR Fund	31,738	1,458,361
Financial Select Sector SPDR Fund	70,812	1,288,070
Total Exchange Traded Funds
(Cost $2,385,611)		2,746,431
Total Investments - 94.4%
(Cost $32,014,890)		$35,013,047
Other Assets & Liabilities, net - 5.6%		2,093,867
Total Net Assets - 100.0%		$37,106,914

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 91.9%
Industrials - 18.8%
Trinity Industries, Inc.[1,2]	10,800	$489,564
Lockheed Martin Corp.[1,2]	3,993	385,405
AO Smith Corp.[1,2]	4,500	331,065
General Electric Co.[1,2]	13,078	302,363
Joy Global, Inc.[1,2]	4,800	285,696
Fluor Corp.	2,793	185,260
Towers Watson & Co. — Class A1,2	2,400	166,368
USG Corp.*	5,785	152,955
Watts Water Technologies, Inc. — Class A1,2	3,000	143,971
Universal Forest Products, Inc.	2,391	95,186
Northrop Grumman Corp.[1,2]	1,100	77,165
Con-way, Inc.[1,2]	1,800	63,378
Celadon Group, Inc.	2,793	58,262
Acuity Brands, Inc.	798	55,341
Kennametal, Inc.	1,198	46,770
Simpson Manufacturing Company, Inc.	1,311	40,130
Layne Christensen Co.*	1,340	28,649
Builders FirstSource, Inc.*	4,588	26,886
Rollins, Inc.	1,041	25,557
Masco Corp.	998	20,210
Westport Innovations, Inc.*	599	17,676
Wabash National Corp.*	1,397	14,194
Quanex Building Products Corp.	712	11,463
General Cable Corp.*	305	11,172
Huntington Ingalls Industries, Inc.[1,2]	183	9,759
Quality Distribution, Inc.*	798	6,711
MasTec, Inc.*	200	5,830
Pacer International, Inc.*	547	2,751
Total Industrials		3,059,737
Consumer Discretionary - 17.2%
TJX Companies, Inc.[1,2]	7,600	355,299
Ross Stores, Inc.[1,2]	4,600	278,852
Walt Disney Co.[1,2]	4,322	245,490
L Brands, Inc.[1,2]	5,400	241,164
Family Dollar Stores, Inc.[1,2]	3,900	230,295
The Gap, Inc.[1,2]	6,300	223,020
Amazon.com, Inc.*	655	174,551
Toll Brothers, Inc.*	4,588	157,093
Lennar Corp. — Class A	3,577	148,374
Jack in the Box, Inc.*,1,2	4,200	145,278
PVH Corp.[1,2]	900	96,129
AutoNation, Inc.*	1,796	78,575
TRW Automotive Holdings Corp.*	980	53,900
DR Horton, Inc.	2,195	53,339
Cavco Industries, Inc.*	998	47,475
Chuy's Holdings, Inc.*	1,354	44,113
Hovnanian Enterprises, Inc. — Class A*	6,785	39,149
Urban Outfitters, Inc.*	998	38,663
Allison Transmission Holdings, Inc.	1,596	38,320
Pier 1 Imports, Inc.	1,596	36,708
Staples, Inc.	1,971	26,471
Starbucks Corp.	399	22,727
RadioShack Corp.[1,2]	5,500	18,480
Standard Pacific Corp.*	1,590	13,738
Tumi Holdings, Inc.*	199	4,167
Fiat SpA ADR*	553	2,936
Desarrolladora Homex SAB de CV ADR*	199	1,779
Total Consumer Discretionary		2,816,085
Consumer Staples - 13.0%
Philip Morris International, Inc.[1,2]	10,500	973,456
Altria Group, Inc.[1,2]	17,800	612,142
Herbalife Ltd.[1,2]	5,200	194,741
Wal-Mart Stores, Inc.[1,2]	2,300	172,109
Safeway, Inc.[1,2]	4,200	110,670
Bunge Ltd.	359	26,505
Pilgrim's Pride Corp.*	2,793	25,667
Cal-Maine Foods, Inc.	200	8,512
Total Consumer Staples		2,123,802
Health Care - 12.5%
Johnson & Johnson[1,2]	5,300	432,109
ViroPharma, Inc.*,1,2	10,500	264,180
Amgen, Inc.[1,2]	1,900	194,768
Life Technologies Corp.*,1,2	3,000	193,890
WellCare Health Plans, Inc.*,1,2	2,828	163,911
AstraZeneca plc[1,2]	2,800	140,394
Baxter International, Inc.[1,2]	1,900	138,016
Forest Laboratories, Inc.*,1,2	3,600	136,944
GlaxoSmithKline plc[1,2]	5,500	128,588
Charles River Laboratories International, Inc.*,1,2	2,100	92,967
Owens & Minor, Inc.[1,2]	2,800	91,168
Kindred Healthcare, Inc.*,1,2	4,100	43,173
Centene Corp.*	399	17,572
Express Scripts Holding Co.*	114	6,572
Total Health Care		2,044,252
Energy - 8.9%
EOG Resources, Inc.	2,394	306,599
Anadarko Petroleum Corp.[1,2]	2,930	256,228
Pioneer Natural Resources Co.	1,597	198,427
SM Energy Co.	2,195	129,988
Occidental Petroleum Corp.	1,596	125,078
Halliburton Co.	2,394	96,741
ConocoPhillips[1,2]	1,500	90,150
Plains Exploration & Production Co.*	1,397	66,316
Marathon Oil Corp.	1,596	53,817
Phillips 66[1,2]	750	52,478
Hercules Offshore, Inc.*	3,571	26,497
Basic Energy Services, Inc.*	1,251	17,101
Yanzhou Coal Mining Company Ltd. ADR	709	9,706
Chesapeake Energy Corp.	400	8,164
Total Energy		1,437,290
Information Technology - 7.5%
CA, Inc.[1,2]	14,900	375,032
Symantec Corp.*,1,2	6,300	155,484
Arrow Electronics, Inc.*,1,2	3,427	139,205
Avnet, Inc.*,1,2	3,200	115,840
Harmonic, Inc.*,1,2	11,700	67,743
Citrix Systems, Inc.*	798	57,584
Altera Corp.	1,392	49,374

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Information Technology - 7.5% (continued)
ARM Holdings plc ADR	967	$40,972
Salesforce.com, Inc.*	228	40,773
Amkor Technology, Inc.*,1,2	9,800	39,200
Apple, Inc.	85	37,624
Facebook, Inc. — Class A*	1,193	30,517
Xilinx, Inc.	798	30,460
Aruba Networks, Inc.*	795	19,668
Alcatel-Lucent ADR*	9,263	12,320
M/A-COM Technology Solutions Holdings, Inc.*	399	6,412
FleetMatics Group plc*	23	558
Total Information Technology		1,218,766
Financials - 7.0%
Weyerhaeuser Co.	9,775	306,740
Amtrust Financial Services, Inc.[1,2]	6,930	240,125
Endurance Specialty Holdings Ltd.[1,2]	3,200	152,992
St. Joe Co.*	4,588	97,495
Morgan Stanley	3,990	87,700
Brookfield Asset Management, Inc. — Class A	1,741	63,529
American International Group, Inc.*	1,596	61,957
Potlatch Corp.	998	45,768
Genworth Financial, Inc. — Class A*,1,2	4,200	42,000
Stifel Financial Corp.*	798	27,667
Tejon Ranch Co.*	542	16,141
Irish Bank Resolution Corporation Ltd.*,†††,7	16,638	—
Total Financials		1,142,114
Materials - 3.4%
Vulcan Materials Co.	3,192	165,027
Stillwater Mining Co.*	4,930	63,745
Rio Tinto plc ADR	1,197	56,354
Deltic Timber Corp.	798	54,838
Freeport-McMoRan Copper & Gold, Inc.	1,168	38,661
Teck Resources Ltd. — Class B	1,197	33,708
Horsehead Holding Corp.*	2,593	28,212
Louisiana-Pacific Corp.*	998	21,557
Anglo American plc ADR	1,392	17,915
Alcoa, Inc.	1,988	16,938
Southern Copper Corp.	419	15,742
Molycorp, Inc.*	2,387	12,412
Boise, Inc.	1,197	10,366
Sterlite Industries India Ltd. ADR	1,443	10,072
IAMGOLD Corp.	1,236	8,899
Total Materials		554,446
Telecommunication Services - 2.5%
AT&T, Inc.[1,2]	11,300	414,597
Utilities - 1.1%
Exelon Corp.[1,2]	5,022	173,159
Total Common Stocks
(Cost $12,776,568)		14,984,248
EXCHANGE TRADED FUNDS† - 2.1%
SPDR S&P Metals & Mining ETF	2,386	96,348
iShares S&P Global Materials Sector Index Fund	1,397	83,024
iShares FTSE China 25 Index Fund	1,596	58,892
SPDR S&P China ETF	597	41,760
iShares Dow Jones US Home Construction Index Fund	998	23,842
iShares MSCI Emerging Markets Index Fund	398	17,026
PowerShares DB Base Metals Fund*	798	13,997
Total Exchange Traded Funds
(Cost $359,317)		334,889
CLOSED-END FUNDS† - 0.2%
Morgan Stanley China A Share Fund, Inc.	1,340	31,637
Total Closed-End Funds
(Cost $34,001)		31,637
SHORT TERM INVESTMENTS†† - 0.1%
State Street General Account U.S. Government Fund	23,110	23,110
Total Short Term Investments
(Cost $23,110)		23,110

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.5%
Federal Home Loan Bank[3]
0.14% due 06/05/13	$1,100,000	1,099,901
Freddie Mac[4]
0.11% due 06/18/13	600,000	599,935
Total Federal Agency Discount Notes
(Cost $1,699,581)		1,699,836
REPURCHASE AGREEMENT††,5 - 7.3%
State Street issued 03/28/13 at 0.01% due 04/01/13	1,191,028	1,191,028
Total Repurchase Agreement
(Cost $1,191,028)		1,191,028
Total Long Investments - 112.1%
(Cost $16,083,602)		$18,264,748

	Shares
COMMON STOCKS SOLD SHORT† - (47.9)%
Consumer Staples - (0.6)%
Bridgford Foods Corp.	306	(2,567)
Monster Beverage Corp.*,†††,6,7	3,270	(96,825)
Total Consumer Staples		(99,392)
Utilities - (1.7)%
Korea Electric Power Corp. ADR*,†††,6,7	19,460	(263,294)
Telecommunication Services - (1.8)%
Clearwire Corp. — Class A*,†††,6,7	2,660	(30,138)
Global Crossing Ltd.*,†††,6,7	2,520	(40,244)
Leap Wireless International, Inc.*,†††,6,7	1,600	(69,440)
SBA Communications Corp. — Class A*,†††,6,7	2,600	(74,854)
SAVVIS, Inc.*,†††,6,7	5,900	(86,966)
Total Telecommunication Services		(301,642)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares
COMMON STOCKS SOLD SHORT† - (47.9)% (continued)
Energy - (2.1)%
Aquila Resources Ltd.*,†††,6,7	2,860	$(22,783)
Modec, Inc.†††,6,7	1,000	(25,772)
Sevan Marine ASA*,†††,6,7	6,300	(33,049)
Trican Well Service Ltd.†††,6,7	2,200	(37,447)
QGC Pty Ltd.*,†††,6,7	13,600	(52,898)
Rio Tinto Coal Mozambique*,†††,6,7	7,100	(54,029)
BPZ Resources, Inc.*,†††,6,7	6,000	(112,800)
Total Energy		(338,778)
Materials - (2.7)%
China National Building Material Company Ltd. — Class H†††,6,7	17,300	(23,432)
Anhui Conch Cement Company Ltd. — Class H†††,6,7	5,500	(24,761)
Shougang Fushan Resources Group Ltd.†††,6,7	70,000	(25,165)
Sino Gold Mining Ltd.*,†††,6,7	9,100	(37,425)
Turquoise Hill Resources Ltd.*,†††,6,7	4,780	(39,865)
Western Areas Ltd.†††,6,7	6,600	(47,325)
Zoltek Companies, Inc.*,†††,6,7	2,900	(52,867)
Silver Wheaton Corp.†††,6,7	6,500	(68,246)
Agnico-Eagle Mines Ltd.†††,6,7,8	1,900	(125,612)
Total Materials		(444,698)
Information Technology - (4.7)%
Varian Semiconductor Equipment Associates, Inc.*,†††,6,7	1,270	(33,299)
VeriSign, Inc.*,†††,6,7	1,300	(33,319)
Access Company Ltd.*,†††,6,7	18	(34,682)
Electronic Arts, Inc.*,†††,6,7	900	(36,720)
Intermec, Inc.*,†††,6,7	2,570	(50,937)
Baidu, Inc. ADR*,†††,6,7	200	(53,726)
Riverbed Technology, Inc.*,†††,6,7	4,100	(54,530)
Rambus, Inc.*,†††,6,7	3,680	(56,451)
Red Hat, Inc.*,†††,6,7	3,300	(58,905)
VMware, Inc. — Class A*,†††,6,7	2,500	(71,450)
Equinix, Inc.*,†††,6,7	1,000	(79,940)
Imperial Energy Corporation plc*,†††,6,7	4,200	(83,657)
Cree, Inc.*,†††,6,7	4,200	(115,333)
Total Information Technology		(762,949)
Industrials - (6.7)%
China Communications Construction Company Ltd. — Class H†††,6,7	16,000	(16,571)
China Merchants Holdings International Company Ltd.†††,6,7	4,900	(17,461)
China National Materials Company Ltd. — Class H†††,6,7	37,600	(19,168)
Japan Steel Works Ltd.†††,6,7	1,600	(22,196)
Arrow Energy Holdings Pty Ltd.*,†††,6,7	9,500	(24,514)
Ausenco Ltd.†††,6,7	2,300	(24,817)
Toyo Tanso Company Ltd.†††,6,7	600	(32,408)
Ryanair Holdings plc†††,6,7	10,200	(38,219)
Meyer Burger Technology AG*,†††,6,7	200	(49,879)
USG Corp.*,†††,6,7	5,580	(160,258)
Beijing Capital International Airport Company Ltd. — Class H†††,6,7	232,000	(200,659)
Brisa Auto-Estradas de Portugal S.A.*,†††,6,7	47,200	(490,927)
Total Industrials		(1,097,077)
Financials - (7.6)%
C C Land Holdings Ltd.†††,6,7	53,000	(14,782)
Franshion Properties China Ltd.†††,6,7	84,600	(23,552)
Mizuho Trust & Banking Company Ltd.*,†††,6,7	18,800	(26,216)
Aozora Bank Ltd.†††,6,7	17,300	(27,861)
Monex Group, Inc.†††,6,7	83	(29,140)
Mizuho Financial Group, Inc.†††,6,7	12,000	(49,593)
Aeon Mall Company Ltd.†††,6,7	1,900	(58,221)
PrivateBancorp, Inc. — Class A†††,6,7	2,400	(103,200)
Erste Group Bank AG*,†††,6,7	5,500	(337,971)
Wells Fargo & Co.†††,6,7	12,937	(565,623)
Total Financials		(1,236,159)
Health Care - (8.7)%
Sepracor, Inc.*,†††,6,7	1,350	(23,625)
Exelixis, Inc.*,†††,6,7	4,700	(30,127)
Intuitive Surgical, Inc.*,†††,6,7	200	(56,100)
Zeltia S.A.*,†††,6,7	8,500	(57,969)
Savient Pharmaceuticals, Inc.*,†††,6,7	3,240	(64,282)
Sequenom, Inc.*,†††,6,7	3,140	(64,715)
Luminex Corp.*,†††,6,7	2,700	(68,823)
Auxilium Pharmaceuticals, Inc.*,†††,6,7	1,960	(72,167)
Vertex Pharmaceuticals, Inc.*,†††,6,7	2,700	(74,709)
Align Technology, Inc.*,†††,6,7	6,300	(76,860)
Acorda Therapeutics, Inc.*,†††,6,7	2,900	(77,575)
Intercell AG*,†††,6,7	2,000	(78,778)
Rigel Pharmaceuticals, Inc.*,†††,6,7	3,070	(78,838)
XenoPort, Inc.*,†††,6,7	1,790	(82,036)
Regeneron Pharmaceuticals, Inc.*,†††,6,7	3,810	(82,715)
AMAG Pharmaceuticals, Inc.*,†††,6,7	1,900	(82,954)
Basilea Pharmaceutica*,†††,6,7	500	(83,364)
Cepheid, Inc.*,†††,6,7	5,500	(84,700)
Alnylam Pharmaceuticals, Inc.*,†††,6,7	3,000	(88,230)
athenahealth, Inc.*,†††,6,7	2,700	(96,795)
Total Health Care		(1,425,362)
Consumer Discretionary - (11.3)%
Bloomin' Brands, Inc.*	912	(16,297)
Aaron's, Inc.	572	(16,405)
Tokyo Broadcasting System Holdings, Inc.†††,6,7	1,300	(21,836)
Genting Singapore plc†††,6,7	132,800	(43,724)
bwin Interactive Entertainment AG*,†††,6,7	1,700	(48,431)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares
COMMON STOCKS SOLD SHORT† - (47.9)% (continued)
Consumer Discretionary - (11.3)% (continued)
Bwin.Party Digital Entertainment plc*,†††,6,7	16,200	$(60,974)
Sky Deutschland AG*,†††,6,7	4,200	(68,951)
Focus Media Holding Ltd. ADR†††,6,7	2,500	(75,000)
Marui Group Company Ltd.†††,6,7	31,000	(233,861)
Pool Corp.†††,6,7	12,350	(305,663)
Electrolux AB†††,6,7	32,100	(422,058)
Volkswagen AG†††,6,7	1,300	(539,374)
Total Consumer Discretionary		(1,852,574)
Total Common Stock Sold Short
(Proceeds $7,654,934)		(7,821,925)
Total Securities Sold Short- (47.9)%
(Proceeds $7,654,934)		$(7,821,925)
Other Assets & Liabilities, net - 35.8%		5,820,019
Total Net Assets - 100.0%		$16,262,842

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,029,625)	26	$35,001

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or a portion of this security is pledged as short security collateral at March 28, 2013.
2	All or a portion of the security is deemed illiquid due to the Fund's exposure to Lehman Brothers International Europe ("LBIE") prime brokerage services. The total market value of illiquid securities is $9,880,721 (cost $7,613,780), or 60.8% of total net assets. The security was deemed liquid at the time of purchase.
3	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
4	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
5	Repurchase Agreement — See Note 3.
6	All or a portion of this security was fair valued by the Valuation Committee at March 28, 2013. The total market value of fair valued securities amounts to $(7,786,656) (proceeds $7,620,062), or (47.88%) of total net assets.
7	Illiquid security.
8	Security was acquired through a private placement.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The senior floating rate interests (loans) in which certain Funds invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in whichthese loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Directors has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

B. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

C. Futures – Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

D. Options Written – Certain Funds wrote call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. Options were used minimally to hedge the Funds’ portfolio, to increase returns, to maintain exposure to the equity markets, and create liquidity. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Securities Sold Short – Certain Funds may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A and are required to be adjusted daily to reflect changes in the market value of the securities sold short.

F. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and seniorand subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

G. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

H. The Funds are required by the Internal Revenue Code to distribute substantially all income and capital gains to shareholders. Each year, the Funds determine whether to declare and pay actual dividends or whether to secure consent of its shareholders to report and deduct a consent dividend. A consent dividend is treated for tax purposes as a distribution to shareholders occurring on the last day of the Fund’s taxable year and a shareholder contribution to capital occurring on the same day. It is the Trust’s current practice to utilize the consent dividend procedures. The character of any distributions made from net investment income and net realized gains may differ from their ultimate characterization for income tax purposes.

I. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 28, 2013, there were no earnings credits received.

Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 28, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Series A (StylePlus - Large Core Series)	$203,203,115	$–	$–	$–	$–	$203,203,115
Series B (Large Cap Value Series)	261,461,616	–	7,145,000	–	–	268,606,616
Series C (Money Market Series)	–	–	74,047,071	–	–	74,047,071
Series D (MSCI EAFE Equal Weight Series)	184,226,211	–	1,163,153	–	541	185,389,905
Series E (Total Return Bond Series)	9,999,969	–	110,922,151	–	137,898	121,060,018
Series J (StylePlus - Mid Growth Series)	137,951,242	–	7,593,000	–	–	145,544,242
Series N (Managed Asset Allocation Series)	38,250,669	251,854	23,273,937	69,272	–	61,845,732
Series O (All Cap Value Series)	139,535,109	–	–	–	–	139,535,109
Series P (High Yield Series)	1,387,547	–	126,817,604	–	776,792	128,981,943
Series Q (Small Cap Value Series)	121,369,950	–	538,718	–	14,649	121,923,317
Series V (Mid Cap Value Series)	277,776,450	–	1,249,719	–	38,714	279,064,883
Series X (StylePlus - Small Growth Series)	32,904,388	–	–	–	–	32,904,388
Series Y (StylePlus - Large Growth Series)	35,013,047	–	–	–	–	35,013,047
Series Z (Alpha Opportunity Series)	15,350,774	35,001	2,913,974	–	–	18,299,749
Liabilities
Series N (Managed Asset Allocation Series)	$–	$122,544	$–	$25,210	$–	$147,754
Series O (All Cap Value Series)	–	42,470	–	–	–	42,470
Series Q (Small Cap Value Series)	–	46,680	–	–	–	46,680
Series V (Mid Cap Value Series)	–	110,605	–	–	–	110,605
Series Z (Alpha Opportunity Series)	35,269	–	–	–	7,786,656	7,821,925

* Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end and options written.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of March 28, 2013, Series Q (Small Cap Value Series) and Series V (Mid Cap Value Series) had a security with a total value of $14,649 and $38,714, respectively, transfer from Level 2 to Level 3 as a result of a trading restriction.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 28, 2013:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Total
Series P (High Yield Series)
Assets:
Beginning Balance	$603,405
Total change in unrealized gains or losses included in earnings	1,168,457
Purchases, sales, issuances, and settlements (net)	(995,070)
Ending Balance	$776,792

Series Z (Alpha Opportunities Series)
Liabilites:
Beginning Balance	$(7,786,654)
Ending Balance	$(7,786,654)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 28, 2013, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
SBL B (Large Cap Value Series)	UMB Financial Corp.			Fannie Mae
	0.02%			3.00%
	Due 04/01/13	$7,145,000	$7,145,016	01/01/27	$4,802,652	$5,065,984
				Ginnie Mae
				1.61%
				07/16/39	2,195,893	2,222,161

SBL C (Money Market Series)	UMB Financial Corp.			Ginnie Mae
	0.02%			1.72%
	Due 04/01/13	25,055,000	25,055,056	05/16/45	25,354,254	25,556,100

SBL J (Mid Cap Growth Series)	UMB Financial Corp.			Ginnie Mae
	0.02%			1.61%
	Due 04/01/13	7,593,000	7,593,017	07/16/39	7,653,645	7,745,200

SBL Z (Alpha Opportunity Series)	State Street			Freddie Mac
	0.01%			1.96%
	Due 04/01/13	1,191,028	1,191,029	11/07/22	1,240,000	1,219,387

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended March 28, 2013 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	12/31/2012	Additions	Reductions	03/28/13	03/28/13	Income
Series V (Mid Cap Value Series)	Common Stock:
	HydroGen Corp.	$8,337	$-	$-	$8,337	672,346	$-

5. Options Written

Transactions in options written during the period ended March 28, 2013 were as follows:

Call Options Written

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2012	–	$–	–	$–	–	$–
Options Written	122	24,992	187	36,119	445	86,062
Options terminated in closing purchase transactions	–	–	–	–	–	–
Options expired	–	–	(41)	(6,274)	(95)	(14,538)
Options exercised	–	–	–	–	–	–
Balance at March 28, 2013	122	$24,992	146	$29,845	350	$71,524

Put Options Written

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2012	–	$–	–	$–	–	$–
Options Written	289	29,316	305	38,047	733	97,040
Options terminated in closing purchase transactions	–	–	–	–	–	–
Options expired	–	–	–	–	–	–
Options exercised	–	–	–	–	–	–
Balance at March 28, 2013	289	$29,316	305	$38,047	733	$97,040

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Certain funds utilized options to minimally hedge the Funds’ portfolio to increase returns, to maintain exposure to the equity markets, and create liquidity.

The following Funds utilized futures for the following purposes:

Fund	Index Exposure	Hedging	Speculation
Series N (Managed Asset Allocation Series)	x		x
Series Q (Small Cap Value Series)		x
Series V (Mid Cap Value Series)		x
Series Z (Alpha Opportunity Series)	x

7. Loan Commitments

Pursuant to the terms of certain Loan agreements, the Funds are liable for unfunded loan commitments as of March 28, 2013. The Funds are obligated to fund these loan commitments at the borrower's discretion.

The unfunded loan commitments as of March 28, 2013 were as follows:

Series E (Total Return Bond Series)
Borrower	Amount
Getco Company LLC	$100,000

Series P (High Yield Series)
Borrower	Amount
Nielsen Finance LLC	$1,800,000
Associated Parners, Inc.	700,000
HJ Heinz Co.	700,000
Getco Company LLC	250,000
$3,450,000

8. Subsequent Events

Series Names and Strategy Changes

At a meeting held on April 24, 2013, the Board of Directors of the Funds approved the following changes with respect to the Series A (Large Cap Core Series), Series J (Mid Cap Growth Series), Series X (Small Cap Growth Series) and Series Y (Large Cap Concentrated Growth Series), each effective on April 30, 2013:

•	changes to the Series’ names to Series A (StylePlus - Large Core Series), Series J (StylePlus - Mid Growth Series), Series X (StylePlus - Small Growth Series) and Series Y (StylePlus - Large Growth Series);
•	with respect to Series J (StylePlus - Mid Growth Series) only, a change to the Series’ investment objective;
•	changes to the Series’ principal investment strategies, including the removal of the Series’ non-fundamental 80% policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940;
•	replacement of each Series’ portfolio manager(s) with a new portfolio management team; and
•	removal of the non-fundamental policies relating to options and short sales.

The changes to the Series discussed above will become effective on April 30, 2013. For more information, please refer to the Series’ prospectus.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND
By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President
Date:	May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President
Date:	May 21, 2013
By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer
Date:	May 21, 2013